AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2001
     --------------------------------------------------------------------------
                                                             FILE NOS. 333-93871
                                                                        811-6116

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 40

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)



                                   COPIES TO:


CHARLES M. SMITH, ESQUIRE                DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE                  MORGAN STANLEY DW  INC.
  COMPANY                                TWO WORLD TRADE CENTER
3100 SANDERS ROAD                        NEW YORK, NEW YORK 10048
NORTHBROOK, ILLINOIS  60062

Approximate date of proposed public offering:  Continuous.

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

                            PREFERRED CLIENT VARIABLE ANNUITY

Northbrook Life Insurance Company            Statement of Additional Information
Northbrook Variable Annuity Account II                         Dated May 1, 2001

Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Preferred Client Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Dean Witter Preferred Client Variable Annuity Contracts.



                                   TABLE OF CONTENTS






Description
-----------                                                            ----
Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and
               Transfers)
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
Federal Tax Matters
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. , is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                                1000 (1+T)n = ERV

where:

         T        =  average annual total return

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =    number of years in the period

         $1000    =    hypothetical $1,000 investment



The standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2000 are set out below.

The Preferred Client Variable Annuity Contracts were first offered to the public on January 31, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub- Accounts under the Preferred Client Contracts.


Variable Sub-Account Inception Dates:

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES:

Variable Sub-Account                                 Date
--------------------                                 ----
Quality Income Plus                                  October 25, 1990
High Yield                                           October 25, 1990
Utilities                                            October 25, 1990
Dividend Growth                                      October 25, 1990
Equity                                               October 25, 1990
Strategist                                           October 25, 1990
Capital Growth                                       March 1, 1991
European Growth                                      March 1, 1991
Global Dividend Growth                               February 23, 1994
Pacific Growth                                       February 23, 1994
Income Builder                                       January 21, 1997
Money Market                                         October 25, 1990
Short-Term  Bond                                     May 3, 1999
Aggressive  Equity                                   May 3, 1999
S&P 500 Index                                        May 18, 1998
Competitive Edge ("Best Ideas")                      May 18, 1998

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

Variable Sub-Account                                 Date
--------------------                                 ----
Equity Growth                                        March 16, 1998
International Magnum                                 March 16, 1998
Emerging Markets Equity                              March 16, 1998
U.S. Real Estate                                     May 18, 1998
Mid-Cap Value                                        January 31, 2000

VAN KAMPEN LIFE INVESTMENT TRUST:

Variable Sub-Account                                 Date
--------------------                                 ----
Emerging Growth                                      March 16, 1998

AIM VARIABLE INSURANCE FUNDS:

Variable Sub-Account                                 Date
--------------------                                 ----
Capital Appreciation                                 January 31, 2000
Growth                                               January 31, 2000
Value                                                January 31, 2000

ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES):

Variable Sub-Account                                 Date
--------------------                                 ----
Growth                                               January 31, 2000
Growth and Income                                    January 31, 2000
Premier Growth                                       January 31, 2000

PUTNAM VARIABLE TRUST (CLASS IB SHARES):

Variable Sub-Account                                 Date
--------------------                                 ----
Growth and Income                                    January 31, 2000
International Growth                                 January 31, 2000
Voyager                                              January 31, 2000


(WITHOUT AN OPTIONAL  DEATH  BENEFIT  PROVISION OR  PERFORMANCE  INCOME  BENEFIT
OPTION)




                                                                           Ten Years or
Variable Sub-Account                               One Year      5 Year     Inception
--------------------                               --------    ----------  -------------------

Aggressive Equity                                   -2.43%        N/A         23.47%
Capital Growth                                       0.58%       16.72%       13.04%
Competitive Edge "Best Ideas"                      -17.96%        N/A          0.13%
Dividend Growth                                      4.57%       12.05%       13.52%
Equity                                             -12.96%       22.01%       21.04%
European Growth                                     -5.60%       17.04%       15.86%
Global Dividend Growth                              -3.17%        9.86%       10.10%
High Yield                                         -32.69%       -5.37%        6.73%
Income Builder                                      -0.53%        N/A          7.26%
Money Market                                         5.32%        4.54%        4.04%
Pacific Growth                                     -33.92%       -9.15%       -7.13%
Quality Income Plus                                 10.32%        4.71%        7.42%
S&P 500 Index                                      -10.01%        N/A         7.04%
Short-Term Bond                                     5.11%         N/A         3.72%
Strategist                                           0.94%       13.78%       12.26%
Utilities                                            2.32%       13.91%       13.04%

AIM V.I. Capital Appreciation                        N/A          N/A        -10.84%
AIM V.I. Growth                                      N/A          N/A        -19.27%
AIM V.I. Value                                       N/A          N/A        -14.23%

Alliance Growth and Income                           N/A          N/A         19.24%
Alliance Growth                                      N/A          N/A        -15.73%
Alliance Premier Growth                              N/A          N/A        -14.07%

Emerging Markets Equity                            -39.33%        N/A         -6.33%
Equity Growth                                      -12.36%        N/A          7.79%
International Magnum                               -13.04%        N/A          2.11%
Mid Cap Value                                        N/A          N/A         17.32%
U.S. Real Estate                                    28.37%        N/A          4.29%

Putnam VT Growth and Income                          N/A          N/A         12.00%
Putnam VT International Growth                       N/A          N/A         -6.17%
Putnam VT Voyager                                    N/A          N/A        -15.88%

Van Kampen LIT Emerging Growth                     -10.78%        N/A         32.31%


 (WITH PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)


                                                                            Ten Years or
Variable Sub-Accont                                 One Year      5 Year      Inception
-------------------                                 --------      ------    -------------
Aggressive Equity                                    -2.55%        N/A         23.31%
Capital Growth                                        0.45%       16.57%       12.89%
Competitive Edge "Best Ideas"                       -18.07%        N/A          0.00%
Dividend Growth                                       4.43%       11.90%       13.37%
Equity                                              -13.07%       21.85%       20.88%
European Growth                                      -5.70%       17.11%       15.96%
Global Dividend Growth                               -3.30%       9.72%         9.96%
High Yield                                          -32.78%       -5.49%        6.59%
Income Builder                                       -0.66%        N/A          7.12%
Money Market                                          5.18%       4.40%         3.91%
Pacific Growth                                      -34.01%       -9.27%       -7.25%
Quality Income Plus                                  10.18%       4.57%         7.28%
S&P 500 Index                                       -10.13%        N/A          6.90%
Short-Term Bond                                       4.98%        N/A          3.59%
Strategist                                            0.81%       13.63%       12.11%
Utilities                                             2.19%       13.76%       12.89%

AIM V.I. Capital Appreciation                         N/A          N/A        -10.95%
AIM V.I. Growth                                       N/A          N/A        -19.37%
AIM V.I. Value                                        N/A          N/A        -14.34%

Alliance Growth and Income                            N/A          N/A         19.09%
Alliance Growth                                       N/A          N/A        -15.84%
Alliance Premier Growth                               N/A          N/A        -14.18%

Emerging Markets Equity                             -39.41%        N/A         -6.46%
Equity Growth                                       -12.47%        N/A          7.65%
International Magnum                                -13.15%        N/A          1.98%
Mid Cap Value                                         N/A          N/A         17.17%
Morgan Stanley UIF U.S. Real Estate                  28.21%        N/A          4.15%

Putnam VT Growth and Income                           N/A          N/A         11.86%
Putnam VT International Growth                        N/A          N/A         -6.30%
Putnam VT Voyager                                     N/A          N/A        -15.99%

Van Kampen LIT Emerging Growth                      -10.89%        N/A         32.13%


(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)


                                                                                     Ten Years or
Variable Sub-Account                                           One Year     5 Year     Inception
--------------------                                           --------     ------    ------------
Aggressive Equity                                               -2.66%       N/A        23.17%
Capital Growth                                                   0.34%     16.44%       12.77%
Competitive Edge "Best Ideas"                                  -18.16%       N/A        -0.11%
Dividend Growth                                                  4.32%     11.78%       13.25%
Equity                                                         -13.17%     21.72%       20.75%
European Growth                                                 -5.80%     16.98%       15.83%
Global Dividend Growth                                          -3.40%      9.60%        9.84%
High Yield                                                     -32.86%     -5.60%        6.47%
Income Builder                                                  -0.76%        N/A        7.00%
Money Market                                                     5.07%      4.29%        3.79%
Pacific Growth                                                 -34.08%     -9.37%       -7.35%
Quality Income Plus                                             10.05%      4.46%        7.16%
S&P 500 Index                                                  -10.23%       N/A         6.78%
Short-Term Bond                                                  4.86%       N/A         3.47%
Strategist                                                       0.70%     23.64%       16.89%
Utilities                                                        2.08%     13.64%       12.77%

AIM V.I. Capital Appreciation                                  -11.74%     13.71%       15.84%
AIM V.I. Growth                                                -21.23%     13.96%       14.01%
AIM V.I. Value                                                 -15.44%     13.66%       15.49%

Alliance Growth and Income                                       N/A         N/A        14.48%
Alliance Growth                                                  N/A         N/A        20.52%
Alliance Premier Growth                                          N/A         N/A        -4.77%

Emerging Markets Equity                                        -39.47%       N/A        -3.87%
Equity Growth                                                  -12.57%       N/A        17.17%
International Magnum                                           -13.25%       N/A         5.33%
Mid Cap Value                                                    9.72%       N/A        19.66%
U.S. Real Estate                                                28.07%       N/A         6.28%

Putnam VT Growth and Income                                      6.92%     12.69%       13.43%
Putnam VT International Growth                                 -10.41%       N/A        17.69%
Putnam VT Voyager                                              -17.32%     17.36%       19.09%

Van Kampen LIT Emerging Growth                                 -10.99%     27.62%       28.40%

NON-STANDARDIZED TOTAL RETURNS

From time to time, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; " 'n' most recent Calendar Years"; and "Inception (commencement of the Variable Sub-Account's operation) to date" (day of the advertisement).

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.



                                              Inception Date of
Variable Sub-Account                        Corresponding Portfolio
--------------------                        -----------------------

High Yield                                      March 9, 1984
Equity                                          March 9, 1984
Quality Income Plus                             March 1, 1987
Strategist                                      March 1, 1987
Dividend Growth                                 March 1, 1990
Utilities                                       March 1, 1990
European Growth                                 March 1, 1991
Capital Growth                                  March 1, 1991
Pacific Growth                                  February 24, 1994
Global Dividend Growth                          February 24, 1994
Income Builder                                  January 21, 1997
Equity Growth                                   January 2, 1997
International Magnum                            January 2, 1997
Emerging Markets Equity                         October 1,1996
Mid-Cap Value                                   January 2, 1997
U.S. Real Estate                                March 4, 1997
Competitive Edge ("Best                         May 18, 1998
Ideas")
S&P 500 Index                                   May 18, 1998
Short-Term Bond                                 May 2, 1999
Aggressive Equity                               May 2, 1999
Van Kampen Emerging Growth                      July 3, 1995
AIM V.I. Capital Appreciation                   May 5, 1993
AIM V.I. Growth                                 May 5, 1993
AIM V.I. Value                                  May 5, 1993
Alliance Growth*                                September 15, 1994
Alliance Growth and Income*                     January 14, 1991
Alliance Premier Growth*                        July 14, 1999
Putnam VT Growth and Income**                   February 1, 1988
Putnam VT International Growth**                January 2, 1997
Putnam VT Voyager**                             February 1, 1988


* The Portfolios' Class B shares ("12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The Portfolios' Class B shares ("12b-1 class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998, and April 30, 1998, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.



(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT OPTION )

                                                                                   Ten Years or
Variable Sub-Account                                       One Year      5 Year     Inception+
--------------------                                       ----------   --------     ----------
Aggressive Equity                                             -2.43%        N/A        23.47%
Capital Growth                                                 0.58%       16.72%      13.04%
Competitive Edge "Best Ideas"                                -17.96%       N/A          0.13%
Dividend Growth                                                4.57%       12.05%      13.52%
Equity                                                       -12.96%       22.01%      21.04%
European Growth                                               -5.60%       17.04%      15.86%
Global Dividend Growth                                        -3.17%        9.86%      10.10%
High Yield                                                   -32.69%       -5.37%       6.73%
Income Builder                                                -0.53%        N/A         7.26%
Money Market                                                   5.32%        4.54%       4.04%
Pacific Growth                                               -33.92%       -9.15%      -7.13%
Quality Income Plus                                           10.32%        4.71%       7.42%
S&P 500 Index                                                -10.01%        N/A         7.04%
Short-Term Bond                                                5.11%        N/A         3.72%
Strategist                                                     0.94%       13.78%      12.26%
Utilities                                                      2.32%       13.91%      13.04%

AIM V.I. Capital Appreciation                                -11.53%       13.98%      16.12%
AIM V.I. Growth                                              -21.04%       14.24%      14.28%
AIM V.I. Value                                               -15.24%       13.93%      15.77%

Alliance Growth and Income*                                  -18.31%       18.09%      20.56%
Alliance Growth*                                              12.87%       18.75%      14.50%
Alliance Premier Growth*                                     -17.23%        N/A        -4.62%

Emerging Markets Equity                                      -39.33%        N/A        -3.64%
Equity Growth                                                -12.36%        N/A        17.45%
International Magnum                                         -13.04%        N/A         5.59%
Mid Cap Value                                                  9.98%        N/A        19.94%
U.S. Real Estate                                              28.37%        N/A         6.53%

Putnam VT Growth and Income*                                   7.17%       12.97%      13.70%
Putnam VT International Growth*                              -10.19%        N/A        17.97%
Putnam VT Voyager*                                           -17.12%       17.65%      19.37%

Van Kampen LIT Emerging Growth                               -10.78%       27.93%      28.70%


+ Please refer to the table at the beginning of this section for the inception dates of the portfolios.

* The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.



(WITH PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)

                                                                                      Ten Years or
Variable Sub-Account                                          One Year      5 Year     Inception+
--------------------                                          --------      ------    --------------
Aggressive Equity                                               -2.55%        N/A         23.31%
Capital Growth                                                   0.45%       16.57%       12.89%
Competitive Edge "Best Ideas"                                  -18.07%        N/A          0.00%
Dividend Growth                                                  4.43%       11.90%       13.37%
Equity                                                         -13.07%       21.85%       20.88%
European Growth                                                 -5.70%       17.11%       15.96%
Global Dividend Growth                                          -3.30%        9.72%        9.96%
High Yield                                                     -32.78%       -5.49%        6.59%
Income Builder                                                  -0.66%        N/A          7.12%
Money Market                                                     5.18%        4.40%        3.91%
Pacific Growth                                                 -34.01%       -9.27%       -7.25%
Quality Income Plus                                             10.18%        4.57%        7.28%
S&P 500 Index                                                  -10.13%        N/A          6.90%
Short-Term Bond                                                  4.98%        N/A          3.59%
Strategist                                                       0.81%       13.63%       12.11%
Utilities                                                        2.19%       13.76%       12.89%

AIM V.I. Capital Appreciation                                  -11.64%      13.83%        15.97%
AIM V.I. Growth                                                -21.14%      14.09%        14.13%
AIM V.I. Value                                                 -15.35%      13.78%        15.62%

Alliance Growth and Income*                                      N/A          N/A         14.49%
Alliance Growth*                                                 N/A          N/A         20.54%
Alliance Premier Growth*                                         N/A          N/A         -4.70%

Emerging Markets Equity                                        -39.41%        N/A         -3.76%
Equity Growth                                                  -12.47%        N/A         17.30%
International Magnum                                           -13.15%        N/A          5.45%
Mid Cap Value                                                    9.84%        N/A         19.79%
U.S. Real Estate                                                28.21%        N/A          6.40%

Putnam VT Growth and Income*                                     7.04%      12.82%        13.55%
Putnam VT International Growth*                                -10.31%        N/A         17.82%
Putnam VT Voyager*                                             -17.22%      17.49%        19.22%

Van Kampen LIT Emerging Growth                                 -10.89%      27.76%        28.54%

+ Please refer to the table at the beginning of this section for the inception dates of the portfolios.

* The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.




(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                                      Ten Years or
Variable Sub-Account                                          One Year     5 Year      Inception+
--------------------                                          --------     ------     -------------
Aggressive Equity                                              -2.66%        N/A         23.17%
Capital Growth                                                  0.34%      16.44%        12.77%
Competitive Edge "Best Ideas"                                 -18.16%        N/A         -0.11%
Dividend Growth                                                 4.32%      11.78%        13.25%
Equity                                                        -13.17%      21.72%        20.75%
European Growth                                                -5.80%      16.98%        15.83%
Global Dividend Growth                                         -3.40%       9.60%         9.84%
High Yield                                                    -32.86%      -5.60%         6.47%
Income Builder                                                 -0.76%        N/A          7.00%
Money Market                                                    5.07%       4.29%         3.79%
Pacific Growth                                                -34.08%      -9.37%        -7.35%
Quality Income Plus                                            10.05%       4.46%         7.16%
S&P 500 Index                                                 -10.23%        N/A          6.78%
Short-Term Bond                                                 4.86%        N/A          3.47%
Strategist                                                      0.70%      23.64%        16.89%
Utilities                                                       2.08%      13.64%        12.77%

AIM V.I. Capital Appreciation                                 -11.74%      13.71%        15.84%
AIM V.I. Growth                                               -21.23%      13.96%        14.01%
AIM V.I. Value                                                -15.44%      13.66%        15.49%

Alliance Growth and Income*                                      N/A         N/A         14.48%
Alliance Growth*                                                 N/A         N/A         20.52%
Alliance Premier Growth*                                         N/A         N/A         -4.77%

Emerging Markets Equity                                       -39.47%        N/A         -3.87%
Equity Growth                                                 -12.57%        N/A         17.17%
International Magnum                                          -13.25%        N/A          5.33%
Mid Cap Value                                                   9.72%        N/A         19.66%
U.S. Real Estate                                               28.07%        N/A          6.28%

Putnam VT Growth and Income*                                    6.92%      12.69%        13.43%
Putnam VT International Growth*                                -10.41%       N/A         17.69%
Putnam VT Voyager*                                             -17.32%     17.36%        19.09%

Van Kampen LIT Emerging Growth                                 -10.99%     27.62%        28.40%



+ Please refer to the table at the beginning of this section for the inception dates of the portfolios.

* The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.






CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. Northbrook reserves the right to limit the availability of the contract for use with any of the qualified plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

IRAs

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAs

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase
(first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and related financial statement schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1

Financial Statements:



     Statements of Operations and Comprehensive Income for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-2

     Statements of Financial Position
      December 31, 2000 and 1999........................................... F-3

     Statements of Shareholder's Equity for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-4

     Statements of Cash Flows for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-5

     Notes to Financial Statements......................................... F-6

     Schedule IV - Reinsurance for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-18

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,802     $6,010     $5,691
  Realized capital gains and losses.........................     (230)       510          2
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,572      6,520      5,693
INCOME TAX EXPENSE..........................................    2,293      2,264      1,995
                                                               ------     ------     ------
NET INCOME..................................................    4,279      4,256      3,698
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    2,663     (4,802)       825
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $6,942     $ (546)    $4,523
                                                               ======     ======     ======


                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2000           1999
                                                              ------------   -------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $91,141 and $89,205).....................................   $   93,030     $    86,998
  Short-term................................................        3,859           3,170
                                                               ----------     -----------
  Total investments.........................................       96,889          90,168
Cash........................................................           --              21
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................    1,975,150       2,022,502
Other assets................................................        4,817           5,997
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL ASSETS..........................................   $9,691,529     $10,330,684
                                                               ==========     ===========
LIABILITIES
Reserve for life-contingent contract benefits...............   $  149,111     $   150,587
Contractholder funds........................................    1,826,062       1,871,933
Current income taxes payable................................        2,078           2,171
Deferred income taxes.......................................        2,279             746
Payable to affiliates, net..................................        7,123           5,990
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL LIABILITIES.....................................    9,601,326      10,243,423
                                                               ----------     -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................        2,500           2,500
Additional capital paid-in..................................       56,600          56,600
Retained income.............................................       29,875          29,596
Accumulated other comprehensive income (loss):
  Unrealized net capital gains and losses...................        1,228          (1,435)
                                                               ----------     -----------
      Total accumulated other comprehensive income (loss)...        1,228          (1,435)
                                                               ----------     -----------
      TOTAL SHAREHOLDER'S EQUITY............................       90,203          87,261
                                                               ----------     -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $9,691,529     $10,330,684
                                                               ==========     ===========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID-IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,596     25,340     21,642
Net income..................................................    4,279      4,256      3,698
Dividends...................................................   (4,000)        --         --
                                                              -------    -------    -------
Balance, end of year........................................   29,875     29,596     25,340
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................   (1,435)     3,367      2,542
Change in unrealized net capital gains and losses...........    2,663     (4,802)       825
                                                              -------    -------    -------
Balance, end of year........................................    1,228     (1,435)     3,367
                                                              -------    -------    -------
    Total Shareholder's Equity..............................  $90,203    $87,261    $87,807
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,279   $  4,256   $  3,698
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       295        559        518
    Realized capital gains and losses.......................       230       (510)        (2)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................         5        (68)       273
      Income taxes payable..................................         7        355      1,866
      Other operating assets and liabilities................     1,563        924      4,126
                                                              --------   --------   --------
    Net cash provided by operating activities...............     6,379      5,516     10,479
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................     6,780     17,992      1,922
  Investment collections....................................     2,933      6,555     10,253
  Investment purchases......................................   (11,561)   (32,050)   (20,690)
  Change in short-term investments, net.....................      (552)     2,008     (1,964)
                                                              --------   --------   --------
    Net cash used in investing activities...................    (2,400)    (5,495)   (10,479)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................    (4,000)        --         --
                                                              --------   --------   --------
    Net cash used in financing activities...................    (4,000)        --         --
                                                              --------   --------   --------

NET INCREASE (DECREASE) IN CASH.............................       (21)        21         --
CASH AT THE BEGINNING OF YEAR...............................        21         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     21   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

NORTHBROOK LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products exclusively through Dean Witter Reynolds, Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, and variable annuities. Life insurance products consist of interest-sensitive life, immediate annuities with life contingencies, and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such write-downs are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrender charges. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As discussed earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
                                      F-8

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                      YEAR ENDED DECEMBER 31,
                                    2000        1999        1998
                                  --------    --------    --------
Premiums                          $    289    $  2,966    $  2,528
Contract charges                   124,250     118,290     102,218
Credited interest, policy
 benefits, and certain
 expenses                          224,265     222,513     217,428

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $22,026, $33,892 and $26,230 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with Dean Witter to develop, market and distribute proprietary savings and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products that compete with those of the Company.

Pursuant to the alliance agreement, Dean Witter provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans. The Company shares approximately half the net profits with Dean Witter on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by Dean Witter will preserve the alliance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                            GROSS
                                         UNREALIZED
    AT DECEMBER 31,      AMORTIZED   -------------------     FAIR
         2000              COST       GAINS      LOSSES     VALUE
         ----            ---------   --------   --------   --------
U.S. government and
  agencies                $10,778     $1,193    $    --    $11,971
Municipal                   1,501         26        (38)     1,489
Corporate                  59,449        656       (720)    59,385
Mortgage-backed
  securities               19,413        958       (186)    20,185
                          -------     ------    -------    -------
  Total fixed income
   securities             $91,141     $2,833    $  (944)   $93,030
                          =======     ======    =======    =======
At December 31, 1999
U.S. government and
  agencies                $ 8,660     $  131    $   (57)   $ 8,734
Municipal                   1,155          6       (108)     1,053
Corporate                  61,049         26     (2,541)    58,534
Mortgage-backed
  securities               18,341        822       (486)    18,677
                          -------     ------    -------    -------
  Total fixed income
   securities             $89,205     $  985    $(3,192)   $86,998
                          =======     ======    =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                           AMORTIZED     FAIR
                                             COST       VALUE
                                           ---------   --------
Due in one year or less                     $   454    $   456
Due after one year through five years        31,914     32,461
Due after five years through ten years       31,618     31,119
Due after ten years                           7,742      8,809
                                            -------    -------
                                             71,728     72,845
Mortgage-backed securities                   19,413     20,185
                                            -------    -------
  Total                                     $91,141    $93,030
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2000       1999       1998
      -----------------------         --------   --------   --------
Fixed income securities                $6,635     $5,881     $5,616
Short-term investments                    249        261        190
                                       ------     ------     ------
  Investment income, before expense     6,884      6,142      5,806
  Investment expense                       82        132        115
                                       ------     ------     ------
  Net investment income                $6,802     $6,010     $5,691
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $(230)     $ 510       $ 2
                                           -----      -----       ---
  Realized capital gains and losses         (230)       510         2
  Income taxes                                80       (178)       (1)
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $(150)     $ 332       $ 1
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $78 and $629 were realized on sales of fixed income securities during 2000 and 1999, respectively and gross losses of $308, $119 and $9 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED        UNREALIZED
                       AMORTIZED     FAIR     -------------------      NET
                         COST       VALUE      GAINS      LOSSES      GAINS
                       ---------   --------   --------   --------   ----------
Fixed income
 securities             $91,141    $93,030    $ 2,833    $  (944)     $1,889
                        =======    =======    =======    =======
Deferred income taxes                                                   (661)
                                                                      ------
Unrealized net
 capital gains                                                        $1,228
                                                                      ======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 4,096    $(7,387)   $ 1,269
Deferred income taxes                 (1,433)     2,585       (444)
                                     -------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses        $ 2,663    $(4,802)   $   825
                                     =======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $8,939 were on deposit with regulatory authorities as required by law.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $   93,030   $   93,030   $   86,998   $   86,998
Short-term                  3,859        3,859        3,170        3,170
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,652,039   $1,644,231   $1,735,843   $1,675,910
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2000       1999
                                           --------   --------
Immediate annuities:
  Structured settlement annuities          $108,441   $109,907
  Other immediate annuities                  40,670     40,680
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $149,111   $150,587
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.5% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2000 and 1999.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $  171,192   $  173,867
Fixed annuities:
  Immediate annuities                       66,051       78,197
  Deferred annuities                     1,588,819    1,619,869
                                        ----------   ----------
  Total Contractholder funds            $1,826,062   $1,871,933
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.5% for interest-sensitive life contracts; 3.5% to 10.2% for immediate annuities and 4.3% to 7.3% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 44.4% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Recent public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                2000       1999
                                              --------   --------
DEFERRED ASSETS
Unrealized net capital losses                 $    --    $   772
                                              -------    -------
  Total deferred assets                            --        772
DEFERRED LIABILITIES
Difference in tax bases of investments         (1,618)    (1,518)
Unrealized net capital gains                     (661)        --
                                              -------    -------
  Total deferred liabilities                   (2,279)    (1,518)
                                              -------    -------
  Net deferred liability                      $(2,279)   $  (746)
                                              =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $2,193     $2,249     $1,797
Deferred                                  100         15        198
                                       ------     ------     ------
  Total income tax expense             $2,293     $2,264     $1,995
                                       ======     ======     ======

The Company paid income taxes of $2,286, $1,908 and $129 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.2)
Other                                     --       (0.2)       0.2
                                        ----       ----       ----
Effective income tax rate               34.9%      34.7%      35.0%
                                        ====       ====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $84,335 and $83,746 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $4,893, $4,840 and $3,518 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. On December 28, 2000, the Company paid a cash dividend of $4.0 million to ALIC. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $4,893.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)    $1,271     $(445)      $826
Less: reclassification
  adjustments                    (253)        89       (164)        510       (178)        332          2        (1)         1
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Unrealized net capital gains
  (losses)                      4,096     (1,433)     2,663      (7,387)     2,585      (4,802)     1,269      (444)       825
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Other comprehensive income
  (loss)                       $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)    $1,269     $(444)      $825
                               ======    =======     ======     =======     ======     =======     ======     =====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $441,073   $441,073   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $494,256   $494,256   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $104,746   $104,746   $     --
                                                              ========   ========   ========

             -------------------------------------------------------------------
             NORTHBROOK VARIABLE
             ANNUITY ACCOUNT II

             FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
             AND FOR THE PERIODS ENDED DECEMBER 31, 2000
             AND DECEMBER 31, 1999, AND INDEPENDENT
             AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account II (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Variable Annuity Account II as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 16, 2001

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
    Aggressive Equity,  9,324,197 shares (cost $137,973,999)                                                       $    133,429,256
    Capital Growth,  8,376,439 shares (cost $154,649,655)                                                               168,031,371
    Competitive Edge, "Best Ideas",  6,501,703 shares (cost $69,126,775)                                                 66,187,323
    Dividend Growth,  99,725,922 shares (cost $2,021,362,239)                                                         1,446,025,885
    Equity,  42,297,703 shares (cost $1,498,425,486)                                                                  1,677,949,912
    European Growth,  18,555,920 shares (cost $457,882,241)                                                             470,763,685
    Global Dividend Growth,  27,475,948 shares (cost $347,817,219)                                                      349,768,829
    High Yield,  48,733,748 shares (cost $252,940,759)                                                                  118,423,004
    Income Builder,  5,232,788 shares (cost $59,586,492)                                                                 56,828,070
    Information,  270,570 shares (cost $2,679,453)                                                                        2,519,002
    Money Market,  329,076,061 shares (cost $329,076,061)                                                               329,076,061
    Pacific Growth,  10,506,071 shares (cost $68,708,789)                                                                58,413,757
    Quality Income Plus,  36,118,616 shares (cost $380,339,700)                                                         369,132,239
    S&P 500 Index,  16,583,164 shares (cost $198,782,618)                                                               199,827,129
    Short-Term Bond,  634,713 shares (cost $6,296,134)                                                                    6,321,744
    Strategist,  38,001,657 shares (cost $565,791,144)                                                                  633,107,612
    Utilities,  23,361,628 shares (cost $391,212,111)                                                                   506,480,064


Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc. (a):
    Emerging Markets Equity,  2,583,089 shares (cost $27,026,493)                                                        18,314,101
    Equity Growth,  6,498,999 shares (cost $121,248,987)                                                                108,923,229
    International Magnum,  1,740,292 shares (cost $21,659,380)                                                           20,500,642
    Mid Cap Value,  529,126 shares (cost $8,657,831)                                                                      7,963,341
    U.S. Real Estate,  1,417,626 shares (cost $15,219,889)                                                               16,316,872

Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
    LIT Emerging Growth,  6,758,613 shares (cost $305,440,259)                                                          280,076,934

Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation,  460,280 shares (cost $17,187,336)                                                    14,195,037
    AIM V.I. Growth,  359,847 shares (cost $11,189,259)                                                                   8,931,397
    AIM V.I. Value,  1,109,110 shares (cost $35,005,920)                                                                 30,289,801

Allocation to Sub-Accounts investing in the Alliance Variable Product Series Fund:
    Alliance Growth,  381,478 shares (cost $10,970,733)                                                                   9,533,140
    Alliance Growth & Income,  1,155,922 shares (cost $25,976,933)                                                       26,655,557
    Alliance Premier Growth,  1,152,794 shares (cost $44,487,129)                                                        36,808,714


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Putnam Variable Trust:
    Growth & Income,  389,078 shares (cost $9,662,848)                                                             $     10,022,645
    International Growth,  1,379,868 shares (cost $25,129,280)                                                           24,382,273
    Voyager,  530,373 shares (cost $30,071,462)                                                                          25,797,343

Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares):
    Aggressive Equity,  934,261 shares (cost $14,251,780)                                                                13,350,585
    Capital Growth,  176,088 shares (cost $3,665,836)                                                                     3,527,050
    Competitive Edge, "Best Ideas",  459,255 shares (cost $5,233,332)                                                     4,666,032
    Dividend Growth,  1,317,242 shares (cost $18,070,467)                                                                19,086,840
    Equity,  803,447 shares (cost $34,586,978)                                                                           31,864,714
    European Growth,  417,351 shares (cost $10,818,291)                                                                  10,571,497
    Global Dividend Growth,  173,972 shares (cost $2,137,828)                                                             2,211,184
    High Yield,  799,540 shares (cost $2,680,762)                                                                         1,942,883
    Income Builder,  88,914 shares (cost $962,058)                                                                          964,721
    Information,  205,693 shares (cost $2,024,764)                                                                        1,915,004
    Money Market,  13,812,844 shares (cost $13,812,844)                                                                  13,812,844
    Pacific Growth,  131,096 shares (cost $925,987)                                                                         728,895
    Quality Income Plus,  506,767 shares (cost $5,081,703)                                                                5,174,088
    S&P 500 Index,  1,057,247 shares (cost $13,823,841)                                                                  12,729,255
    Short-Term Bond,  143,718 shares (cost $1,428,531)                                                                    1,429,993
    Strategist,  1,402,350 shares (cost $24,122,392)                                                                     23,349,119
    Utilities,  879,210 shares (cost $19,263,900)                                                                        19,061,271
                                                                                                                  -----------------

        Total Assets                                                                                                  7,397,381,944

LIABILITIES
Payable to Northbrook Life Insurance Company:
    Accrued contract maintenance charges                                                                                  1,601,225
                                                                                                                  -----------------

        Net Assets                                                                                                $   7,395,780,719
                                                                                                                  =================





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                      ------------------------------------------------------------------------------

                                                                                      Competitive
                                                        Aggressive      Capital           Edge,        Dividend
                                                          Equity         Growth       "Best Ideas"      Growth           Equity
                                                      --------------  -------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $     47,575   $ 29,086,812    $   299,232    $362,534,374    $ 297,648,729
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (1,517,851)    (2,241,359)      (976,358)    (19,528,740)     (24,911,486)
     Administrative expense                                (111,337)      (171,290)       (71,998)     (1,491,480)      (1,885,727)
                                                      -------------   ------------    -----------    ------------    -------------

         Net investment income (loss)                    (1,581,613)    26,674,163       (749,124)    341,514,154      270,851,516
                                                      --------------  ------------    -----------    ------------    -------------


REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                 23,121,158     28,138,618     11,603,729     529,947,039      191,449,587
     Cost of investments sold                            22,734,007     22,751,087     10,814,175     321,944,807      142,485,156
                                                      --------------  ------------    -----------    ------------    -------------

         Net realized gains (losses)                        387,151      5,387,531        789,554     208,002,232       48,964,431
                                                      --------------  ------------    -----------    ------------    -------------

Change in unrealized gains (losses)                     (11,134,118)   (32,870,081)   (14,724,894)   (532,890,671)    (594,936,907)
                                                      --------------  ------------    -----------    ------------    -------------

         Net gains (losses) on investments              (10,746,967)   (27,482,550)   (13,935,340)   (324,888,439)    (545,972,476)
                                                      --------------  ------------    -----------    ------------    -------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                              $(12,328,580)  $   (808,387)  $(14,684,464)   $ 16,625,715    $(275,120,960)
                                                      ==============  ============   ============    ============    =============






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     -------------------------------------------------------------------------------

                                                                         Global
                                                        European        Dividend          High           Income
                                                         Growth          Growth           Yield          Builder     Information (d)
                                                     --------------  --------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 81,559,286    $ 38,418,888    $ 34,828,332    $  3,300,354    $          -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (6,752,112)     (5,057,987)     (2,631,531)       (843,085)         (3,058)
     Administrative expense                               (514,410)       (387,407)       (200,584)        (63,198)           (218)
                                                      ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                   74,292,764      32,973,494      31,996,217       2,394,071          (3,276)
                                                      ------------    ------------    ------------    ------------    -------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                               269,468,966     126,228,317      97,696,615      25,465,332         121,973
     Cost of investments sold                          226,110,015     124,018,182     146,727,240      26,747,744         136,773
                                                      ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                    43,358,951       2,210,135     (49,030,625)     (1,282,412)        (14,800)
                                                      ------------    ------------    ------------    ------------    ------------

Change in unrealized gains (losses)                   (149,231,476)    (57,816,199)    (47,984,362)     (2,694,441)       (160,451)
                                                      ------------    ------------    ------------    ------------    ------------

         Net gains (losses) on investments            (105,872,525)    (55,606,064)    (97,014,987)     (3,976,853)       (175,251)
                                                      ------------    ------------    ------------    ------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $(31,579,761)   $(22,632,570)   $(65,018,770)   $ (1,582,782)   $   (178,527)
                                                      ============    ============  ==============    ============    ============





(d) For the Period Beginning November 6, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     -------------------------------------------------------------------------------

                                                                                         Quality
                                                         Money           Pacific          Income          S&P 500      Short-Term
                                                         Market          Growth            Plus            Index          Bond
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 20,547,459    $   1,406,029    $ 25,901,025    $  2,124,368    $    251,924
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (4,612,431)      (1,224,475)     (4,829,415)     (2,793,746)        (67,831)
     Administrative expense                               (351,214)         (92,705)       (373,780)       (204,891)         (5,015)
                                                      ------------    -------------    ------------    ------------    ------------

         Net investment income (loss)                   15,583,814           88,849      20,697,830        (874,269)        179,078
                                                      ------------    -------------    ------------    ------------    ------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                               924,460,138      367,859,674     119,060,101      24,211,104       3,986,498
     Cost of investments sold                          924,460,138      372,581,665     127,836,141      22,349,734       3,984,090
                                                      ------------    -------------    ------------    ------------    ------------

         Net realized gains (losses)                             -       (4,721,991)     (8,776,040)      1,861,370           2,408
                                                      ------------    -------------    ------------    ------------    ------------

Change in unrealized gains (losses)                              -      (25,754,810)     21,690,015     (23,889,850)         44,678
                                                      ------------    -------------    ------------    ------------    ------------

         Net gains (losses) on investments                       -      (30,476,801)     12,913,975     (22,028,480)         47,086
                                                      ------------    -------------    ------------    ------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $ 15,583,814    $ (30,387,952)   $ 33,611,805    $(22,902,749)   $    226,164
                                                      ============    =============    ============    ============    ============





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------


                                                       Morgan Stanley Dean Witter
                                                           Variable Investment                 The Universal Institutional
                                                           Series Sub-Accounts                Funds, Inc. Sub-Accounts (a)
                                                     -------------------------------  ----------------------------------------------

                                                                                         Emerging
                                                                                          Markets         Equity      International
                                                       Strategist       Utilities         Equity          Growth          Magnum
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 94,362,198    $  42,191,530    $  3,202,487    $  7,112,755    $   630,686
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (8,546,307)      (6,756,708)       (381,217)     (1,418,665)      (243,948)
     Administrative expense                               (652,796)        (521,802)        (27,571)       (104,200)       (17,678)
                                                      ------------    -------------    ------------    ------------    -----------

         Net investment income (loss)                   85,163,095       34,913,020       2,793,699       5,589,890        369,060
                                                      ------------    -------------    ------------    ------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                88,870,638       85,288,040     114,529,084      22,570,885     37,961,558
     Cost of investments sold                           70,820,948       58,514,330     115,643,105      20,646,110     38,203,383
                                                      ------------    -------------    ------------    ------------    -----------

         Net realized gains (losses)                    18,049,690       26,773,710      (1,114,021)      1,924,775       (241,825)
                                                      ------------    -------------    ------------    ------------    -----------

Change in unrealized gains (losses)                   (101,361,897)     (53,017,599)    (13,971,580)    (26,639,061)    (2,386,683)
                                                      ------------    -------------    ------------    ------------    -----------

         Net gains (losses) on investments             (83,312,207)     (26,243,889)    (15,085,601)    (24,714,286)    (2,628,508)
                                                      ------------    -------------    ------------    ------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $  1,850,888    $   8,669,131    $(12,291,902)   $(19,124,396)   $(2,259,448)
                                                      ============    =============    ============    ============    ===========




(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Van Kampen
                                                    The Universal Institutional    Life Investment       AIM Variable Insurance
                                                    Funds, Inc. Sub-Accounts (a)  Trust Sub-Account        Funds Sub-Accounts
                                                    ----------------------------  -----------------  -------------------------------

                                                       Mid Cap      U.S. Real       LIT Emerging     AIM V.I. Capital     AIM V.I.
                                                      Value (e)       Estate           Growth        Appreciation (e)    Growth (e)
                                                    -------------  -------------  -----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $   880,361    $   362,555    $       620,288    $      381,821    $   272,516
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (31,192)      (139,563)        (3,589,992)          (75,582)       (46,586)
     Administrative expense                               (2,197)       (10,133)          (261,949)           (5,440)        (3,421)
                                                     -----------    -----------    ---------------    --------------    -----------

         Net investment income (loss)                    846,972        212,859         (3,231,653)          300,799        222,509
                                                     -----------    -----------    ---------------    --------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                              11,462,434     25,388,488         60,523,851         8,462,728      4,935,760
     Cost of investments sold                         11,489,190     24,789,389         53,406,221         9,246,474      5,261,069
                                                     -----------    -----------    ---------------    --------------    -----------

         Net realized gains (losses)                     (26,756)       599,099          7,117,630          (783,746)      (325,309)
                                                     -----------    -----------    ---------------    --------------    -----------

Change in unrealized gains (losses)                     (694,490)     1,473,607        (73,283,344)       (2,992,299)    (2,257,862)
                                                     -----------    -----------    ---------------    --------------    -----------

         Net gains (losses) on investments              (721,246)     2,072,706        (66,165,714)       (3,776,045)    (2,583,171)
                                                     -----------    -----------    ---------------    --------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                            $   125,726    $ 2,285,565    $   (69,397,367)   $   (3,475,246)   $(2,360,662)
                                                     ===========    ===========    ===============    ==============    ===========



(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                    AIM Variable
                                                     Insurance                                                           Putnam
                                                       Funds                                                          Variable Trust
                                                    Sub-Accounts  Alliance Variable Product Series Fund Sub-Accounts   Sub-Accounts
                                                    ------------  --------------------------------------------------  --------------

                                                                                    Alliance
                                                      AIM V.I.      Alliance         Growth &      Alliance Premier      Growth &
                                                     Value (e)     Growth (e)       Income (e)        Growth (e)        Income (e)
                                                    ------------  -------------  ----------------  -----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $ 1,304,111    $    90,083    $      103,200    $       155,667    $        293
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (158,818)       (49,440)          (97,725)          (196,503)        (31,299)
     Administrative expense                             (11,487)        (3,615)           (7,114)           (14,244)         (2,285)
                                                    -----------    -----------    --------------    ---------------    ------------

         Net investment income (loss)                 1,133,806         37,028            (1,639)           (55,080)        (33,291)
                                                    -----------    -----------    --------------    ---------------    ------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                             10,601,342      2,072,364         8,524,970          2,572,763      10,522,766
     Cost of investments sold                        11,141,220      2,317,782         8,486,425          2,669,150      10,484,701
                                                    -----------    -----------    --------------    ---------------    ------------

         Net realized gains (losses)                   (539,878)      (245,418)           38,545            (96,387)         38,065
                                                    -----------    -----------    --------------    ---------------    ------------

Change in unrealized gains (losses)                  (4,716,119)    (1,437,593)          678,624         (7,678,415)        359,797
                                                    -----------    -----------    --------------    ---------------    ------------

         Net gains (losses) on investments           (5,255,997)    (1,683,011)          717,169         (7,774,802)        397,862
                                                    -----------    -----------    --------------    ---------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(4,122,191)   $(1,645,983)   $      715,530    $    (7,829,882)   $    364,571
                                                    ===========    ===========    ==============    ===============    ============


(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Putnam Variable          Morgan Stanley Dean Witter Variable Investment
                                                         Trust Sub-Accounts              Series (Class Y Shares) Sub-Accounts
                                                    ----------------------------  --------------------------------------------------

                                                                                                                      Competitive
                                                    International                    Aggressive        Capital            Edge,
                                                      Growth (e)     Voyager (e)     Equity (f)       Growth (f)    "Best Ideas" (f)
                                                    -------------  -------------  ---------------  ---------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    15,742    $     7,042    $         496    $      99,461    $        2,321
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (118,902)      (140,678)         (58,560)         (59,229)          (21,589)
     Administrative expense                               (8,768)       (10,126)          (3,903)          (3,552)           (1,442)
                                                     -----------    -----------    -------------    -------------    --------------

         Net investment income (loss)                   (111,928)      (143,762)         (61,967)          36,680           (20,710)
                                                     -----------    -----------    -------------    -------------    --------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                              33,741,385      5,601,893          691,604          226,527           505,600
     Cost of investments sold                         34,091,072      5,798,454          688,205          245,073           514,368
                                                     -----------    -----------    -------------    -------------    --------------

         Net realized gains (losses)                    (349,687)      (196,561)           3,399          (18,546)           (8,768)
                                                     -----------    -----------    -------------    -------------    --------------

Change in unrealized gains (losses)                     (747,007)    (4,274,119)        (901,195)        (138,786)         (567,300)
                                                     -----------    -----------    -------------    -------------    --------------

         Net gains (losses) on investments            (1,096,694)    (4,470,680)        (897,796)        (157,332)         (576,068)
                                                     -----------    -----------    -------------    -------------    --------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                            $(1,208,622)   $(4,614,442)   $    (959,763)   $    (120,652)   $     (596,778)
                                                     ===========    ===========    =============    =============    ==============






(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                          Global
                                                         Dividend                        European        Dividend         High
                                                        Growth (f)      Equity (f)      Growth (f)      Growth (f)      Yield (f)
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $    481,819    $     637,506    $    218,617    $     20,557    $   181,215
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                            (59,906)        (133,322)        (49,286)         (8,893)       (10,953)
     Administrative expense                                 (3,972)          (9,156)         (3,296)           (601)          (738)
                                                      ------------    -------------  --------------  --------------    -----------

         Net investment income (loss)                      417,941          495,028         166,035          11,063        169,524
                                                      ------------    -------------  --------------  --------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   589,481          951,176       1,205,945         119,306        301,713
     Cost of investments sold                              647,369        1,023,310       1,327,683         120,355        342,327
                                                      ------------    -------------  --------------  --------------    -----------

         Net realized gains (losses)                       (57,888)         (72,134)       (121,738)         (1,049)       (40,614)
                                                      ------------    -------------  --------------  --------------    -----------

Change in unrealized gains (losses)                      1,016,373       (2,722,264)       (246,794)         73,356       (737,879)
                                                      ------------  ---------------  --------------  --------------    -----------

         Net gains (losses) on investments                 958,485       (2,794,398)       (368,532)         72,307       (778,493)
                                                      ------------  ---------------  --------------  --------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $  1,376,426  $    (2,299,370) $     (202,497) $       83,370    $  (608,969)
                                                      ============  ===============  ==============  ==============    ===========







(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                                         Quality
                                                         Income                           Money          Pacific          Income
                                                       Builder (f)   Information (f)    Market (f)      Growth (f)       Plus (f)
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     17,787    $           -    $    179,443    $        877    $    80,813
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                             (2,728)          (2,669)        (44,098)         (4,429)       (14,130)
     Administrative expense                                   (193)            (172)         (3,065)           (282)        (1,006)
                                                      ------------    -------------    ------------    ------------    -----------

         Net investment income (loss)                       14,866           (2,841)        132,280          (3,834)        65,677
                                                      ------------    -------------    ------------    ------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                    88,029           29,381       6,375,457          77,163        201,333
     Cost of investments sold                               88,966           29,373       6,375,457          82,326        199,314
                                                      ------------    -------------    ------------    ------------    -----------

         Net realized gains (losses)                          (937)               8               -          (5,163)         2,019
                                                      ------------    -------------    ------------    ------------    -----------

Change in unrealized gains (losses)                          2,663         (109,760)              -        (197,092)        92,385
                                                      ------------    -------------    ------------    ------------    -----------

         Net gains (losses) on investments                   1,726         (109,752)              -        (202,255)        94,404
                                                      ------------    -------------    ------------    ------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $     16,592    $    (112,593)   $    132,280    $   (206,089)   $   160,081
                                                      ============    =============    ============    ============   ============






(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------

                                     Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                     -----------------------------------------------------------------------------------

                                                          S&P 500        Short-Term
                                                         Index (f)        Bond (f)      Strategist (f)    Utilities (f)
                                                       --------------  --------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $     16,188    $     18,008    $      454,862    $     195,463
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                              (58,073)         (4,286)          (83,435)         (61,586)
     Administrative expense                                   (3,954)           (282)           (5,604)          (4,069)
                                                        ------------    ------------    --------------    -------------

         Net investment income (loss)                        (45,839)         13,440           365,823          129,808
                                                        ------------    ------------    --------------    -------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     920,532          99,101         1,079,619          617,486
     Cost of investments sold                                933,408          98,867         1,117,985          628,231
                                                        ------------    ------------    --------------    -------------

         Net realized gains (losses)                         (12,876)            234           (38,366)         (10,745)
                                                        ------------    ------------    --------------    -------------

Change in unrealized gains (losses)                       (1,094,586)          1,462          (773,273)        (202,629)
                                                        ------------    ------------    --------------    -------------

         Net gains (losses) on investments                (1,107,462)          1,696          (811,639)        (213,374)
                                                        ------------    ------------    --------------    -------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                               $ (1,153,301)   $     15,136    $     (445,816)   $     (83,566)
                                                        ============    ============    ==============    =============








(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                      Capital
                                                        Aggressive Equity         Appreciation (c)          Capital Growth
                                                 -------------------------------  ----------------  --------------------------------

                                                       2000           1999 (b)          1999             2000              1999
                                                 ---------------  --------------  ----------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                      $  (1,581,613)   $    (89,491)   $      331,100    $  26,674,163    $  14,629,948
Net realized gains (losses)                             387,151         562,424            45,003        5,387,531        5,021,860
Change in unrealized gains (losses)                 (11,134,118)      6,589,375         1,824,853      (32,870,081)      18,225,024
                                                  -------------    ------------    --------------    -------------    -------------


Change in net assets resulting from operations      (12,328,580)      7,062,308         2,200,956         (808,387)      37,876,832
                                                  -------------    ------------    --------------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                             37,028,311      12,119,932         1,292,309       13,443,564        9,505,220
Benefit payments                                       (900,845)         (8,280)          (57,970)      (1,969,294)      (1,116,070)
Payments on termination                              (6,715,026)       (180,619)         (647,504)     (18,795,015)     (12,938,058)
Contract maintenance charge                             (56,112)         (8,488)            3,365          (65,736)         (54,380)
Transfers among the sub-accounts
     and with the Fixed Account - net                78,737,903      18,649,870       (34,073,925)      18,365,722       (3,891,813)
                                                  -------------    ------------    --------------    -------------    -------------

Change in net assets resulting
     from capital transactions                      108,094,231      30,572,415       (33,483,725)      10,979,241       (8,495,101)
                                                  -------------    ------------    --------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                    95,765,651      37,634,723       (31,282,769)      10,170,854       29,381,731

NET ASSETS AT BEGINNING OF PERIOD                    37,634,723               -        31,282,769      157,824,145      128,442,414
                                                  -------------    ------------    --------------    -------------    -------------

NET ASSETS AT END OF PERIOD                       $ 133,400,374    $ 37,634,723    $            -    $ 167,994,999    $ 157,824,145
                                                  =============    ============    ==============    =============    =============






(b) For the Period Beginning May 3, 1999 and Ended December 31, 1999

(c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           --------------------------------------------------------------------

                                                            Competitive Edge, "Best Ideas"            Dividend Growth
                                                           --------------------------------  ----------------------------------

                                                                 2000             1999             2000             1999
                                                           ---------------  ---------------  ----------------  ----------------
FROM OPERATIONS
Net investment income (loss)                                $    (749,124)   $    (357,963)   $  341,514,154    $  314,959,411
Net realized gains (losses)                                       789,554          668,887       208,002,232       128,696,734
Change in unrealized gains (losses)                           (14,724,894)      10,507,911      (532,890,671)     (523,069,735)
                                                            -------------    -------------    --------------    --------------


Change in net assets resulting from operations                (14,684,464)      10,818,835        16,625,715       (79,413,590)
                                                            -------------    -------------    --------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                       12,414,281       14,308,748        39,845,901       188,251,624
Benefit payments                                                 (532,011)        (385,715)      (22,382,755)      (22,608,692)
Payments on termination                                        (4,806,290)      (3,208,126)     (175,477,715)     (178,336,682)
Contract maintenance charge                                       (28,565)         (20,818)         (630,181)         (827,903)
Transfers among the sub-accounts
     and with the Fixed Account - net                          14,339,473        2,656,267      (305,079,362)     (100,954,098)
                                                            -------------    -------------    --------------    --------------


Change in net assets resulting
     from capital transactions                                 21,386,888       13,350,356      (463,724,112)     (114,475,751)
                                                            -------------    -------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                               6,702,424       24,169,191      (447,098,397)     (193,889,341)

NET ASSETS AT BEGINNING OF PERIOD                              59,470,572       35,301,381     1,892,811,278     2,086,700,619
                                                            -------------    -------------    --------------    --------------

NET ASSETS AT END OF PERIOD                                 $  66,172,996    $  59,470,572    $1,445,712,881    $1,892,811,278
                                                            =============    =============    ==============    ==============


                                                             Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           ----------------------------------------------------------------------

                                                                                          Equity
                                                                             ----------------------------------

                                                                                   2000            1999 (c)
                                                                             ----------------  ----------------
FROM OPERATIONS
Net investment income (loss)                                                  $  270,851,516    $  143,182,457
Net realized gains (losses)                                                       48,964,431        20,788,533
Change in unrealized gains (losses)                                             (594,936,907)      497,325,723
                                                                              --------------    --------------


Change in net assets resulting from operations                                  (275,120,960)      661,296,713
                                                                              --------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                         100,705,202       167,149,976
Benefit payments                                                                 (18,537,524)      (11,678,201)
Payments on termination                                                         (168,025,629)     (109,621,629)
Contract maintenance charge                                                         (661,389)         (626,104)
Transfers among the sub-accounts
     and with the Fixed Account - net                                            121,184,474       173,235,007
                                                                              --------------    --------------


Change in net assets resulting
     from capital transactions                                                    34,665,134       218,459,049
                                                                              --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                                               (240,455,826)      879,755,762

NET ASSETS AT BEGINNING OF PERIOD                                              1,918,042,532     1,038,286,770
                                                                              --------------    --------------

NET ASSETS AT END OF PERIOD                                                   $1,677,586,706    $1,918,042,532
                                                                              ==============    ==============





(c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.






See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                            ------------------------------------------------------------------

                                                                    European Growth                Global Dividend Growth
                                                            --------------------------------  --------------------------------

                                                                  2000            1999              2000             1999
                                                            ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                 $  74,292,764    $  40,243,082    $  32,973,494    $  35,854,179
Net realized gains (losses)                                     43,358,951       32,543,061        2,210,135        9,001,583
Change in unrealized gains (losses)                           (149,231,476)      43,557,813      (57,816,199)      11,267,752
                                                             -------------    -------------    -------------    -------------


Change in net assets resulting from operations                 (31,579,761)     116,343,956      (22,632,570)      56,123,514
                                                             -------------    -------------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                        24,846,114       33,605,981        6,820,575       24,612,447
Benefit payments                                                (5,830,479)      (3,672,213)      (4,968,693)      (5,520,386)
Payments on termination                                        (54,836,408)     (44,372,248)     (42,189,879)     (36,599,848)
Contract maintenance charge                                       (190,290)        (186,281)        (153,681)        (198,686)
Transfers among the sub-accounts
     and with the Fixed Account - net                            2,444,524      (38,047,377)     (62,748,030)     (16,822,685)
                                                             -------------    -------------    -------------    -------------

Change in net assets resulting
     from capital transactions                                 (33,566,539)     (52,672,138)    (103,239,708)     (34,529,158)
                                                             -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                              (65,146,300)      63,671,818     (125,872,278)      21,594,356

NET ASSETS AT BEGINNING OF PERIOD                              535,808,084      472,136,266      475,565,397      453,971,041
                                                             -------------    -------------    -------------    -------------

NET ASSETS AT END OF PERIOD                                  $ 470,661,784    $ 535,808,084    $ 349,693,119    $ 475,565,397
                                                             =============    =============    =============    =============


                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                            ------------------------------------------------------------------

                                                                                        High Yield
                                                                              --------------------------------

                                                                                    2000            1999
                                                                              ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                                   $  31,996,217    $  38,967,620
Net realized gains (losses)                                                      (49,030,625)     (31,301,303)
Change in unrealized gains (losses)                                              (47,984,362)     (15,834,237)
                                                                               -------------    -------------


Change in net assets resulting from operations                                   (65,018,770)      (8,167,920)
                                                                               -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                           5,088,118       26,101,041
Benefit payments                                                                  (4,283,015)      (4,009,045)
Payments on termination                                                          (30,396,806)     (35,111,312)
Contract maintenance charge                                                          (63,055)        (104,889)
Transfers among the sub-accounts
     and with the Fixed Account - net                                            (45,613,045)     (57,088,792)
                                                                               -------------    -------------

Change in net assets resulting
     from capital transactions                                                   (75,267,803)     (70,212,997)
                                                                               -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                               (140,286,573)     (78,380,917)

NET ASSETS AT BEGINNING OF PERIOD                                                258,683,943      337,064,860
                                                                               -------------    -------------

NET ASSETS AT END OF PERIOD                                                    $ 118,397,370    $ 258,683,943
                                                                               =============    =============







See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                            Income Builder           Information            Money Market
                                                    ------------------------------  -------------  --------------------------------

                                                         2000            1999          2000 (d)         2000              1999
                                                    --------------  --------------  -------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                         $  2,394,071    $  4,500,919    $    (3,276)   $  15,583,814    $  13,220,816
Net realized gains (losses)                            (1,282,412)        112,097        (14,800)               -                -
Change in unrealized gains (losses)                    (2,694,441)       (428,270)      (160,451)               -                -
                                                     ------------    ------------    -----------    -------------    -------------


Change in net assets resulting from operations         (1,582,782)      4,184,746       (178,527)      15,583,814       13,220,816
                                                     ------------    ------------    -----------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                1,613,246       7,989,151      1,097,092       47,872,330       75,959,488
Benefit payments                                         (968,748)     (1,104,145)             -      (15,333,949)     (12,372,372)
Payments on termination                                (5,576,539)     (5,408,027)          (125)    (100,926,101)    (112,272,629)
Contract maintenance charge                               (24,523)        (31,269)          (595)        (109,981)        (128,006)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (14,824,705)    (11,305,739)     1,600,612      (17,688,547)      34,266,127
                                                     ------------    ------------    -----------    -------------    -------------

Change in net assets resulting
     from capital transactions                        (19,781,269)     (9,860,029)     2,696,984      (86,186,248)     (14,547,392)
                                                     ------------    ------------    -----------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                     (21,364,051)     (5,675,283)     2,518,457      (70,602,434)      (1,326,576)

NET ASSETS AT BEGINNING OF PERIOD                      78,179,820      83,855,103              -      399,607,264      400,933,840
                                                     ------------    ------------    -----------    -------------    -------------

NET ASSETS AT END OF PERIOD                          $ 56,815,769    $ 78,179,820    $ 2,518,457    $ 329,004,830    $ 399,607,264
                                                     ============    ============    ===========    =============    =============







(d) For the Period Beginning November 6, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                            Pacific Growth                    Quality Income Plus
                                                     -------------------------------   --------------------------------

                                                          2000            1999              2000              1999
                                                     --------------  ---------------   ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                          $     88,849    $    (306,851)    $  20,697,830    $  23,233,331
Net realized gains (losses)                             (4,721,991)       5,666,501        (8,776,040)      (2,450,149)
Change in unrealized gains (losses)                    (25,754,810)      34,854,630        21,690,015      (47,274,110)
                                                      ------------    -------------     -------------    -------------


Change in net assets resulting from operations         (30,387,952)      40,214,280        33,611,805      (26,490,928)
                                                      ------------    -------------     -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                 6,138,915       12,935,903         7,876,912       29,984,131
Benefit payments                                          (779,687)        (522,120)       (9,709,897)      (7,891,742)
Payments on termination                                 (8,242,631)      (5,927,181)      (50,375,262)     (52,572,327)
Contract maintenance charge                                (28,669)         (41,208)         (154,638)        (161,057)
Transfers among the sub-accounts
     and with the Fixed Account - net                  (14,475,423)      12,162,641       (26,207,240)     (24,709,758)
                                                      ------------    -------------     -------------    -------------

Change in net assets resulting
     from capital transactions                         (17,387,495)      18,608,035       (78,570,125)     (55,350,753)
                                                      ------------    -------------     -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      (47,775,447)      58,822,315       (44,958,320)     (81,841,681)

NET ASSETS AT BEGINNING OF PERIOD                      106,176,560       47,354,245       414,010,657      495,852,338
                                                      ------------    -------------     -------------    -------------

NET ASSETS AT END OF PERIOD                           $ 58,401,113    $ 106,176,560     $ 369,052,337    $ 414,010,657
                                                      ============    =============     =============    =============


                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                                                 S&P 500 Index
                                                                       --------------------------------

                                                                             2000             1999
                                                                       ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                            $    (874,269)   $  (1,085,100)
Net realized gains (losses)                                                 1,861,370          965,551
Change in unrealized gains (losses)                                       (23,889,850)      20,320,510
                                                                        -------------    -------------


Change in net assets resulting from operations                            (22,902,749)      20,200,961
                                                                        -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                   29,138,284       62,363,357
Benefit payments                                                           (2,917,283)        (364,932)
Payments on termination                                                   (17,084,143)      (6,958,805)
Contract maintenance charge                                                   (79,072)         (52,042)
Transfers among the sub-accounts
     and with the Fixed Account - net                                      36,340,948       55,622,169
                                                                        -------------    -------------

Change in net assets resulting
     from capital transactions                                             45,398,734      110,609,747
                                                                        -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                          22,495,985      130,810,708

NET ASSETS AT BEGINNING OF PERIOD                                         177,287,890       46,477,182
                                                                        -------------    -------------

NET ASSETS AT END OF PERIOD                                             $ 199,783,875    $ 177,287,890
                                                                        =============    =============






See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                           Short-Term Bond                        Strategist
                                                     -----------------------------     --------------------------------

                                                         2000           1999 (b)             2000             1999
                                                     -------------  --------------     ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                          $   179,078    $     40,073       $  85,163,095    $   5,099,380
Net realized gains (losses)                                 2,408            (781)         18,049,690       15,031,460
Change in unrealized gains (losses)                        44,678         (19,068)       (101,361,897)      68,404,657
                                                      -----------    ------------       -------------    -------------


Change in net assets resulting from operations            226,164          20,224           1,850,888       88,535,497
                                                      -----------    ------------       -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                1,300,140         930,037          27,377,665       53,336,082
Benefit payments                                         (168,784)              -          (9,554,700)      (7,657,772)
Payments on termination                                  (448,343)       (114,564)        (67,256,375)     (54,083,482)
Contract maintenance charge                                (2,476)           (754)           (250,462)        (236,109)
Transfers among the sub-accounts
     and with the Fixed Account - net                   2,278,206       2,300,526          28,655,668       15,905,456
                                                      -----------    ------------       -------------    -------------

Change in net assets resulting
     from capital transactions                          2,958,743       3,115,245         (21,028,204)       7,264,175
                                                      -----------    ------------       -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                       3,184,907       3,135,469         (19,177,316)      95,799,672

NET ASSETS AT BEGINNING OF PERIOD                       3,135,469               -         652,147,887      556,348,215
                                                      -----------    ------------       -------------    -------------

NET ASSETS AT END OF PERIOD                           $ 6,320,376    $  3,135,469       $ 632,970,571    $ 652,147,887
                                                      ===========    ============       =============    =============


                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                                                   Utilities
                                                                       --------------------------------

                                                                            2000             1999
                                                                       ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                            $  34,913,020    $  15,985,982
Net realized gains (losses)                                                26,773,710       23,911,415
Change in unrealized gains (losses)                                       (53,017,599)      14,087,560
                                                                        -------------    -------------


Change in net assets resulting from operations                              8,669,131       53,984,957
                                                                        -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                   18,520,186       39,072,264
Benefit payments                                                           (8,048,701)      (8,484,832)
Payments on termination                                                   (55,510,014)     (50,808,054)
Contract maintenance charge                                                  (212,176)        (201,221)
Transfers among the sub-accounts
     and with the Fixed Account - net                                      11,594,071      (10,204,178)
                                                                        -------------    -------------

Change in net assets resulting
     from capital transactions                                            (33,656,634)     (30,626,021)
                                                                        -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                         (24,987,503)      23,358,936

NET ASSETS AT BEGINNING OF PERIOD                                         531,357,935      507,998,999
                                                                        -------------    -------------

NET ASSETS AT END OF PERIOD                                             $ 506,370,432    $ 531,357,935
                                                                        =============    =============





(b) For the Period Beginning May 3, 1999 and Ended December 31, 1999





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                       The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                    ---------------------------------------------------------------

                                                       Emerging Markets Equity               Equity Growth
                                                    ------------------------------  -------------------------------

                                                         2000           1999              2000            1999
                                                    --------------  --------------  ---------------  --------------
FROM OPERATIONS
Net investment income (loss)                         $  2,793,699    $   (123,674)   $   5,589,890    $  1,708,417
Net realized gains (losses)                            (1,114,021)      2,301,737        1,924,775         638,483
Change in unrealized gains (losses)                   (13,971,580)      5,429,367      (26,639,061)     12,913,775
                                                     ------------    ------------    -------------    ------------


Change in net assets resulting from operations        (12,291,902)      7,607,430      (19,124,396)     15,260,675
                                                     ------------    ------------    -------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                               10,687,977       5,860,089       26,800,090      18,427,169
Benefit payments                                         (264,494)         (4,713)      (1,101,811)       (284,465)
Payments on termination                                (1,504,909)       (593,151)      (7,282,991)     (3,119,435)
Contract maintenance charge                                (7,488)         (6,183)         (41,500)        (21,923)
Transfers among the sub-accounts
     and with the Fixed Account - net                     (59,472)      7,427,993       36,549,584      17,161,540
                                                     ------------    ------------    -------------    ------------

Change in net assets resulting
     from capital transactions                          8,851,614      12,684,035       54,923,372      32,162,886
                                                     ------------    ------------    -------------    ------------

INCREASE (DECREASE) IN NET ASSETS                      (3,440,288)     20,291,465       35,798,976      47,423,561

NET ASSETS AT BEGINNING OF PERIOD                      21,750,425       1,458,960       73,100,676      25,677,115
                                                     ------------    ------------    -------------    ------------

NET ASSETS AT END OF PERIOD                          $ 18,310,137    $ 21,750,425    $ 108,899,652    $ 73,100,676
                                                     ============    ============    =============    ============


                                                       The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                    ---------------------------------------------------------------

                                                                         International Magnum
                                                                    ------------------------------

                                                                         2000            1999
                                                                    --------------  --------------
FROM OPERATIONS
Net investment income (loss)                                         $    369,060    $     12,977
Net realized gains (losses)                                              (241,825)        245,853
Change in unrealized gains (losses)                                    (2,386,683)      1,391,382
                                                                     ------------    ------------


Change in net assets resulting from operations                         (2,259,448)      1,650,212
                                                                     ------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                6,888,652       4,195,250
Benefit payments                                                         (218,924)        (11,957)
Payments on termination                                                (1,086,218)       (236,057)
Contract maintenance charge                                                (7,789)         (3,349)
Transfers among the sub-accounts
     and with the Fixed Account - net                                   5,829,986       2,293,294
                                                                     ------------    ------------

Change in net assets resulting
     from capital transactions                                         11,405,707       6,237,181
                                                                     ------------   -------------

INCREASE (DECREASE) IN NET ASSETS                                       9,146,259       7,887,393

NET ASSETS AT BEGINNING OF PERIOD                                      11,349,945       3,462,552
                                                                     ------------   -------------

NET ASSETS AT END OF PERIOD                                          $ 20,496,204   $  11,349,945
                                                                     ============   =============




(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------


                                                    The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                   ----------------------------------------------------------

                                                         Mid Cap
                                                          Value                    U.S. Real Estate
                                                   -------------------  -------------------------------------

                                                         2000 (e)              2000                1999
                                                   -------------------  ------------------  -----------------
FROM OPERATIONS
Net investment income (loss)                        $         846,972    $        212,859    $       209,474
Net realized gains (losses)                                   (26,756)            599,099            (80,917)
Change in unrealized gains (losses)                          (694,490)          1,473,607           (365,102)
                                                    -----------------    ----------------    ---------------


Change in net assets resulting from operations                125,726           2,285,565           (236,545)
                                                    -----------------    ----------------    ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                                    5,225,576           2,199,419          2,256,539
Benefit payments                                               (4,831)            (83,181)           (18,349)
Payments on termination                                      (142,447)           (829,831)          (219,432)
Contract maintenance charge                                    (1,966)             (5,703)            (1,904)
Transfers among the sub-accounts
     and with the Fixed Account - net                       2,759,559           7,508,547          1,478,675
                                                    -----------------    ----------------    ---------------

Change in net assets resulting
     from capital transactions                              7,835,891           8,789,251          3,495,529
                                                    -----------------    ----------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                           7,961,617          11,074,816          3,258,984

NET ASSETS AT BEGINNING OF PERIOD                                   -           5,238,524          1,979,540
                                                    -----------------    ----------------    ---------------

NET ASSETS AT END OF PERIOD                         $       7,961,617    $     16,313,340    $     5,238,524
                                                    =================    ================    ===============


                                                      Van Kampen Life Investment
                                                          Trust Sub-Account
                                                   --------------------------------

                                                          LIT Emerging Growth
                                                   --------------------------------

                                                         2000             1999
                                                   ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                        $  (3,231,653)   $    (643,933)
Net realized gains (losses)                             7,117,630        1,246,818
Change in unrealized gains (losses)                   (73,283,344)      46,420,306
                                                    -------------    -------------


Change in net assets resulting from operations        (69,397,367)      47,023,191
                                                    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                               98,979,814       27,759,585
Benefit payments                                       (1,770,332)        (201,304)
Payments on termination                               (16,299,682)      (3,202,433)
Contract maintenance charge                              (113,455)         (35,203)
Transfers among the sub-accounts
     and with the Fixed Account - net                 138,452,923       49,182,955
                                                    -------------    -------------

Change in net assets resulting
     from capital transactions                        219,249,268       73,503,600
                                                    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                     149,851,901      120,526,791

NET ASSETS AT BEGINNING OF PERIOD                     130,164,408        9,637,617
                                                    -------------    -------------

NET ASSETS AT END OF PERIOD                         $ 280,016,309    $ 130,164,408
                                                    =============    =============







(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------

                                                     AIM Variable Insurance Funds Sub-Accounts
                                                  -----------------------------------------------

                                                  AIM V.I. Capital    AIM V.I.        AIM V.I.
                                                    Appreciation       Growth          Value
                                                  ----------------  -------------  --------------

                                                      2000 (e)         2000 (e)       2000 (e)
                                                  ----------------  -------------  --------------
FROM OPERATIONS
Net investment income (loss)                       $      300,799    $   222,509    $  1,133,806
Net realized gains (losses)                              (783,746)      (325,309)       (539,878)
Change in unrealized gains (losses)                    (2,992,299)    (2,257,862)     (4,716,119)
                                                   --------------    -----------    ------------


Change in net assets resulting from operations         (3,475,246)    (2,360,662)     (4,122,191)
                                                   --------------    -----------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                8,831,089      6,951,807      19,428,320
Benefit payments                                         (104,263)       (70,239)       (110,067)
Payments on termination                                  (277,657)      (100,901)       (527,967)
Contract maintenance charge                                (4,181)        (2,311)         (8,468)
Transfers among the sub-accounts
     and with the Fixed Account - net                   9,222,222      4,511,770      15,623,618
                                                   --------------    -----------    ------------

Change in net assets resulting
     from capital transactions                         17,667,210     11,290,126      34,405,436
                                                   --------------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS                      14,191,964      8,929,464      30,283,245

NET ASSETS AT BEGINNING OF PERIOD                               -              -               -
                                                   --------------    -----------    ------------

NET ASSETS AT END OF PERIOD                        $   14,191,964    $ 8,929,464    $ 30,283,245
                                                   ==============    ===========    ============


                                                  Alliance Variable Product Series Fund Sub-Accounts
                                                  --------------------------------------------------

                                                     Alliance      Alliance Growth      Alliance
                                                      Growth          & Income       Premier Growth
                                                  ---------------  ----------------  ---------------

                                                     2000 (e)           2000 (e)         2000 (e)
                                                  ---------------  ----------------  ---------------
FROM OPERATIONS
Net investment income (loss)                       $      37,028    $       (1,639)   $     (55,080)
Net realized gains (losses)                             (245,418)           38,545          (96,387)
Change in unrealized gains (losses)                   (1,437,593)          678,624       (7,678,415)
                                                   -------------    --------------    -------------


Change in net assets resulting from operations        (1,645,983)          715,530       (7,829,882)
                                                   -------------    --------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                               6,020,329         8,503,685       19,474,950
Benefit payments                                         (80,917)         (126,654)         (97,170)
Payments on termination                                 (234,818)         (302,659)        (766,535)
Contract maintenance charge                               (2,835)           (7,260)         (11,185)
Transfers among the sub-accounts
     and with the Fixed Account - net                  5,475,300        17,867,145       26,030,568
                                                   -------------    --------------    -------------

Change in net assets resulting
     from capital transactions                        11,177,059        25,934,257       44,630,628
                                                   -------------    --------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      9,531,076        26,649,787       36,800,746

NET ASSETS AT BEGINNING OF PERIOD                              -                 -                -
                                                   -------------    --------------    -------------

NET ASSETS AT END OF PERIOD                        $   9,531,076    $   26,649,787    $  36,800,746
                                                   =============    ==============    =============






(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------

                                                         Putnam Variable Trust Sub-Accounts
                                                   ----------------------------------------------

                                                      Growth &     International
                                                       Income          Growth          Voyager
                                                   --------------  --------------  --------------

                                                      2000 (e)        2000 (e)        2000 (e)
                                                   --------------  --------------  --------------
FROM OPERATIONS
Net investment income (loss)                        $    (33,291)   $   (111,928)   $   (143,762)
Net realized gains (losses)                               38,065        (349,687)       (196,561)
Change in unrealized gains (losses)                      359,797        (747,007)     (4,274,119)
                                                    ------------    ------------    ------------


Change in net assets resulting from operations           364,571      (1,208,622)     (4,614,442)
                                                    ------------    ------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                               4,011,399      12,932,128      15,917,834
Benefit payments                                               -         (66,733)              -
Payments on termination                                 (197,399)       (422,871)       (633,137)
Contract maintenance charge                               (2,605)         (6,887)         (7,325)
Transfers among the sub-accounts
     and with the Fixed Account - net                  5,844,510      13,149,980      15,128,829
                                                    ------------    ------------    ------------

Change in net assets resulting
     from capital transactions                         9,655,905      25,585,617      30,406,201
                                                    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                     10,020,476      24,376,995      25,791,759

NET ASSETS AT BEGINNING OF PERIOD                              -               -               -
                                                    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                         $ 10,020,476    $ 24,376,995    $ 25,791,759
                                                    ============    ============    ============


                                                          Morgan Stanley Dean Witter Variable
                                                    Investment Series (Class Y Shares) Sub-Accounts
                                                   -------------------------------------------------

                                                                                       Competitive
                                                      Aggressive         Capital          Edge,
                                                        Equity            Growth       "Best Ideas"
                                                   ----------------  --------------  ---------------

                                                       2000 (f)          2000 (f)        2000 (f)
                                                   ----------------  --------------  ---------------
FROM OPERATIONS
Net investment income (loss)                        $      (61,967)   $     36,680    $     (20,710)
Net realized gains (losses)                                  3,399         (18,546)          (8,768)
Change in unrealized gains (losses)                       (901,195)       (138,786)        (567,300)
                                                    --------------    ------------    -------------


Change in net assets resulting from operations            (959,763)       (120,652)        (596,778)
                                                    --------------    ------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                13,046,167       1,840,288        5,131,055
Benefit payments                                           (51,889)         (7,387)         (11,615)
Payments on termination                                    (57,611)        (35,472)         (10,508)
Contract maintenance charge                                 (2,890)           (763)          (1,010)
Transfers among the sub-accounts
     and with the Fixed Account - net                    1,373,681       1,850,273          153,878
                                                    --------------    ------------    -------------

Change in net assets resulting
     from capital transactions                          14,307,458       3,646,939        5,261,800
                                                    --------------    ------------    -------------

INCREASE (DECREASE) IN NET ASSETS                       13,347,695       3,526,287        4,665,022

NET ASSETS AT BEGINNING OF PERIOD                                -               -                -
                                                    --------------    ------------    -------------

NET ASSETS AT END OF PERIOD                         $   13,347,695    $  3,526,287    $   4,665,022
                                                    ==============    ============    =============








(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                               Global
                                                    Dividend                     European      Dividend        High        Income
                                                     Growth         Equity        Growth        Growth         Yield       Builder
                                                 -------------- ------------- -------------- ------------- ------------- -----------

                                                     2000 (f)       2000 (f)      2000 (f)       2000 (f)      2000 (f)     2000 (f)
                                                 -------------- ------------- -------------- ------------- ------------- -----------
FROM OPERATIONS
Net investment income (loss)                      $    417,941   $   495,028   $    166,035   $    11,063   $   169,524   $  14,866
Net realized gains (losses)                            (57,888)      (72,134)      (121,738)       (1,049)      (40,614)       (937)
Change in unrealized gains (losses)                  1,016,373    (2,722,264)      (246,794)       73,356      (737,879)      2,663
                                                  ------------   -----------   ------------   -----------   -----------   ---------


Change in net assets resulting from operations       1,376,426    (2,299,370)      (202,497)       83,370      (608,969)     16,592
                                                  ------------   -----------   ------------   -----------   -----------   ---------

FROM CAPITAL TRANSACTIONS
Deposits                                            17,370,177    31,964,349     10,744,322     2,118,591     2,468,796     914,037
Benefit payments                                       (11,393)      (37,877)       (68,776)            -             -           -
Payments on termination                               (110,205)     (193,229)       (74,892)      (27,365)       (9,079)     (2,112)
Contract maintenance charge                             (4,132)       (6,897)        (2,288)         (479)         (421)       (209)
Transfers among the sub-accounts
     and with the Fixed Account - net                  461,836     2,430,841        173,340        36,588        92,135      36,204
                                                  ------------   -----------   ------------   -----------   -----------   ---------

Change in net assets resulting
     from capital transactions                      17,706,283    34,157,187     10,771,706     2,127,335     2,551,431     947,920
                                                  ------------   -----------   ------------   -----------   -----------   ---------

INCREASE (DECREASE) IN NET ASSETS                   19,082,709    31,857,817     10,569,209     2,210,705     1,942,462     964,512

NET ASSETS AT BEGINNING OF PERIOD                            -             -              -             -             -           -
                                                  ------------   -----------   ------------   -----------   -----------   ---------

NET ASSETS AT END OF PERIOD                       $ 19,082,709   $31,857,817   $ 10,569,209   $ 2,210,705   $ 1,942,462   $ 964,512
                                                  ============   ===========   ============   ===========   ===========   =========







(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                            Quality
                                                                   Money        Pacific      Income        S&P 500      Short-Term
                                                  Information      Market       Growth        Plus          Index          Bond
                                                 ------------- -------------- ----------- ------------- -------------- -------------

                                                    2000 (f)       2000 (f)     2000 (f)     2000 (f)      2000 (f)       2000 (f)
                                                 ------------- -------------- ----------- ------------- -------------- -------------
FROM OPERATIONS
Net investment income (loss)                      $    (2,841)  $    132,280   $  (3,834)  $    65,677   $    (45,839)  $    13,440
Net realized gains (losses)                                 8              -      (5,163)        2,019        (12,876)          234
Change in unrealized gains (losses)                  (109,760)             -    (197,092)       92,385     (1,094,586)        1,462
                                                  -----------   ------------   ---------   -----------   ------------   -----------


Change in net assets resulting from operations       (112,593)       132,280    (206,089)      160,081     (1,153,301)       15,136
                                                  -----------   ------------   ---------   -----------   ------------   -----------

FROM CAPITAL TRANSACTIONS
Deposits                                            2,037,542     20,255,548     921,823     4,616,633     13,059,493     1,236,517
Benefit payments                                            -              -           -             -        (72,473)            -
Payments on termination                                (1,735)      (225,866)       (359)      (18,951)       (76,724)       (3,902)
Contract maintenance charge                              (415)        (2,990)       (158)       (1,120)        (2,755)         (310)
Transfers among the sub-accounts
     and with the Fixed Account - net                  (8,210)    (6,349,118)     13,520       416,325        972,260       182,242
                                                  -----------   ------------   ---------   -----------   ------------   -----------

Change in net assets resulting
     from capital transactions                      2,027,182     13,677,574     934,826     5,012,887     13,879,801     1,414,547
                                                  -----------   ------------   ---------   -----------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS                   1,914,589     13,809,854     728,737     5,172,968     12,726,500     1,429,683

NET ASSETS AT BEGINNING OF PERIOD                           -              -           -             -              -             -
                                                  -----------   ------------   ---------   -----------   ------------   -----------

NET ASSETS AT END OF PERIOD                       $ 1,914,589   $ 13,809,854   $ 728,737   $ 5,172,968   $ 12,726,500   $ 1,429,683
                                                  ===========   ============   =========   ===========   ============   ===========






(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Dean Witter
                                                  Variable Investment Series
                                                 (Class Y Shares) Sub-Accounts
                                                -------------------------------

                                                  Strategist        Utilities
                                                --------------   --------------

                                                   2000 (f)         2000 (f)
                                                --------------   --------------
FROM OPERATIONS
Net investment income (loss)                     $    365,823     $    129,808
Net realized gains (losses)                           (38,366)         (10,745)
Change in unrealized gains (losses)                  (773,273)        (202,629)
                                                 ------------     ------------


Change in net assets resulting from operations       (445,816)         (83,566)
                                                 ------------     ------------

FROM CAPITAL TRANSACTIONS
Deposits                                           22,556,091       18,280,101
Benefit payments                                       (7,531)          (7,416)
Payments on termination                               (87,319)         (88,324)
Contract maintenance charge                            (5,054)          (4,126)
Transfers among the sub-accounts
     and with the Fixed Account - net               1,333,694          960,476
                                                 ------------     ------------


Change in net assets resulting
     from capital transactions                     23,789,881       19,140,711
                                                 ------------     ------------


INCREASE (DECREASE) IN NET ASSETS                  23,344,065       19,057,145

NET ASSETS AT BEGINNING OF PERIOD                           -                -
                                                 ------------     ------------


NET ASSETS AT END OF PERIOD                      $ 23,344,065     $ 19,057,145
                                                 ============     ============




(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues five variable annuity contracts: the Morgan Stanley Dean Witter Variable Annuity II, the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the Preferred Client Variable Annuity, the Morgan Stanley Dean Witter Variable Annuity 3, and the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager (collectively the "Contracts"). The deposits of the Contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
          Aggressive Equity                       Information
          Capital Growth                          Money Market
          Competitive Edge, "Best Ideas"          Pacific Growth
          Dividend Growth                         Quality Income Plus
          Equity                                  S&P 500 Index
          European Growth                         Short-Term Bond
          Global Dividend Growth                  Strategist
          High Yield                              Utilities
          Income Builder
       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (PREVIOUSLY KNOWN AS MORGAN
          STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
          Emerging Markets Equity                 Mid Cap Value
          Equity Growth                           U.S. Real Estate
          International Magnum
       VAN KAMPEN LIFE INVESTMENT TRUST
          LIT Emerging Growth
       AIM VARIABLE INSURANCE FUNDS
          AIM V.I. Capital Appreciation           AIM V.I. Value
          AIM V.I. Growth
       ALLIANCE VARIABLE PRODUCT SERIES FUND
          Alliance Growth                         Alliance Premier Growth
          Alliance Growth & Income
       PUTNAM VARIABLE TRUST
          Growth & Income                         Voyager
          International Growth

--------------------------------------------------------------------------------


1.   ORGANIZATION (CONTINUED)

       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
          Aggressive Equity                       Information
          Capital Growth                          Money Market
          Competitive Edge, "Best Ideas"          Pacific Growth
          Dividend Growth                         Quality Income Plus
          Equity                                  S&P 500 Index
          European Growth                         Short-Term Bond
          Global Dividend Growth                  Strategist
          High Yield                              Utilities
          Income Builder

     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------


3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the average daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Contracts.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contracts.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)


                                                                    Morgan Stanley Dean Witter Variable Annuity II
                                                       ---------------------------------------------------------------------

                                                                                         Unit activity during 2000:
                                                                                --------------------------------------------

                                                         Units Outstanding          Units          Units   Units Outstanding
                                                         December 31, 1999          Issued       Redeemed  December 31, 2000
                                                       -------------------      ------------  ------------ -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                924,675         6,341,267    (4,164,785)       3,101,157
  Capital Growth                                                 3,251,167         1,049,440    (1,279,525)       3,021,082
  Competitive Edge, "Best Ideas"                                 1,766,647         1,564,045      (924,813)       2,405,879
  Dividend Growth                                               31,771,950         2,953,392   (12,277,622)      22,447,720
  Equity                                                        13,033,466         2,612,030    (3,382,699)      12,262,797
  European Growth                                                7,442,535         4,593,090    (5,728,147)       6,307,478
  Global Dividend Growth                                        15,377,323         1,179,563    (5,492,334)      11,064,552
  High Yield                                                     6,186,696         1,271,037    (3,345,585)       4,112,148
  Income Builder                                                 2,557,977           700,855    (1,390,310)       1,868,522
  Information                                                            -            91,116       (27,576)          63,540
  Money Market                                                  17,541,394        77,631,812   (82,072,695)      13,100,511
  Pacific Growth                                                 7,412,176        31,249,411   (32,944,342)       5,717,245
  Quality Income Plus                                           16,872,144         2,640,795    (6,588,948)      12,923,991
  S&P 500 Index                                                  4,729,418         3,252,229    (2,296,188)       5,685,459
  Short-Term Bond                                                  127,159           372,957      (252,926)         247,190
  Strategist                                                    13,273,409         1,527,664    (3,280,494)      11,520,579
  Utilities                                                     11,688,649         1,316,557    (3,115,661)       9,889,545

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                          609,573        16,737,934   (16,850,589)         496,918
  Equity Growth                                                  1,653,843         2,769,272    (1,838,283)       2,584,832
  International Magnum                                             281,569         5,407,715    (5,167,722)         521,562
  Mid Cap Value                                                          -         1,743,809    (1,613,795)         130,014
  U.S. Real Estate                                                 230,000         4,268,590    (3,989,429)         509,161

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                            1,761,875         5,314,069    (3,678,654)       3,397,290

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                          -         1,741,481    (1,410,724)         330,757
  AIM V.I. Growth                                                        -         1,133,808      (934,691)         199,117
  AIM V.I. Value                                                         -         2,296,760    (1,638,647)         658,113

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                        -           736,739      (479,977)         256,762
  Alliance Growth & Income                                               -         1,890,009    (1,179,222)         710,787
  Alliance Premier Growth                                                -         1,564,834      (474,431)       1,090,403

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                        -         2,025,969    (1,731,711)         294,258
  International Growth                                                   -         4,794,979    (4,217,824)         577,155
  Voyager                                                                -         1,159,172      (564,466)         594,706



                                                                  Accumulated
                                                                  Unit Value
                                                               December 31, 2000
                                                               -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                     $  14.04
  Capital Growth                                                           31.30
  Competitive Edge, "Best Ideas"                                            9.93
  Dividend Growth                                                          36.76
  Equity                                                                   67.70
  European Growth                                                          40.73
  Global Dividend Growth                                                   18.49
  High Yield                                                               16.06
  Income Builder                                                           12.85
  Information                                                               9.29
  Money Market                                                             14.08
  Pacific Growth                                                            5.76
  Quality Income Plus                                                      19.95
  S&P 500 Index                                                            11.80
  Short-Term Bond                                                          10.51
  Strategist                                                               31.23
  Utilities                                                                33.42

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   8.22
  Equity Growth                                                            12.11
  International Magnum                                                     10.45
  Mid Cap Value                                                            10.24
  U.S. Real Estate                                                         11.23

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      21.45

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                             8.32
  AIM V.I. Growth                                                           7.34
  AIM V.I. Value                                                            8.00

Investments in the Alliance Variable Product Series Fund
  Sub-Accounts:
  Alliance Growth                                                           8.14
  Alliance Growth & Income                                                 10.76
  Alliance Premier Growth                                                   7.86

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          10.80
  International Growth                                                      9.08
  Voyager                                                                   8.13



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                  Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider
                                                  --------------------------------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                    ----------------------------------------

                                                             Units Outstanding        Units       Units    Units Outstanding
                                                            December 31, 1999        Issued      Redeemed  December 31, 2000
                                                            ------------------      --------    ---------- -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          -        92,041       (19,621)           72,420
  Capital Growth                                                             -       153,394       (13,781)          139,613
  Competitive Edge, "Best Ideas"                                             -        37,003          (110)           36,893
  Dividend Growth                                                            -     1,089,897       (93,278)          996,619
  Equity                                                                     -     1,328,473       (39,392)        1,289,081
  European Growth                                                            -       456,654       (22,360)          434,294
  Global Dividend Growth                                                     -       267,973       (47,593)          220,380
  High Yield                                                                 -       105,732       (11,417)           94,315
  Income Builder                                                             -        12,953        (3,403)            9,550
  Money Market                                                               -       275,657       (90,315)          185,342
  Pacific Growth                                                             -        64,420       (21,942)           42,478
  Quality Income Plus                                                        -       391,866       (17,793)          374,073
  S&P 500 Index                                                              -        73,288        (2,662)           70,626
  Strategist                                                                 -     1,094,172       (84,319)        1,009,853
  Utilities                                                                  -       810,548       (29,532)          781,016

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    -         4,827             -             4,827
  Equity Growth                                                              -        19,684        (3,668)           16,016
  International Magnum                                                       -         1,690             -             1,690
  Mid Cap Value                                                              -         2,770           (35)            2,735
  U.S. Real Estate                                                           -        10,052          (711)            9,341

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                        -       115,897       (20,193)           95,704

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              -        18,081            (5)           18,076
  AIM V.I. Growth                                                            -        37,734        (4,285)           33,449
  AIM V.I. Value                                                             -        36,117        (2,925)           33,192

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            -        18,304           (33)           18,271
  Alliance Growth & Income                                                   -         6,267             -             6,267
  Alliance Premier Growth                                                    -        14,145            (7)           14,138

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            -            84            (5)               79
  International Growth                                                       -        24,612             -            24,612
  Voyager                                                                    -        27,825        (2,363)           25,462


                                                                     Accumulated
                                                                       Unit Value
                                                                   December 31, 2000
                                                                   -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          $  9.69
  Capital Growth                                                                9.72
  Competitive Edge, "Best Ideas"                                                8.43
  Dividend Growth                                                              10.70
  Equity                                                                        9.54
  European Growth                                                               9.21
  Global Dividend Growth                                                        9.95
  High Yield                                                                    6.96
  Income Builder                                                               10.05
  Money Market                                                                 10.28
  Pacific Growth                                                                7.28
  Quality Income Plus                                                          10.77
  S&P 500 Index                                                                 8.97
  Strategist                                                                    9.94
  Utilities                                                                    10.14

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       6.39
  Equity Growth                                                                 8.34
  International Magnum                                                          9.06
  Mid Cap Value                                                                10.24
  U.S. Real Estate                                                             11.51

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                           8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 8.29
  AIM V.I. Growth                                                               7.40
  AIM V.I. Value                                                                8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                               8.00
  Alliance Growth & Income                                                     10.25
  Alliance Premier Growth                                                       7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              10.57
  International Growth                                                          9.02
  Voyager                                                                       8.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider and Enhanced
                             Death Benefit Option, Performance Death Benefit Option or Performance Income Benefit Option
                             -------------------------------------------------------------------------------------------

                                                                                         Unit activity during 2000:
                                                                                    -------------------------------------

                                                                Units Outstanding    Units    Units     Units Outstanding
                                                                December 31, 1999    Issued  Redeemed   December 31, 2000
                                                               -------------------  -------- ---------- -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                              -    45,427   (13,089)            32,338
  Capital Growth                                                                 -    24,368         -             24,368
  Competitive Edge, "Best Ideas"                                                 -     5,747        (1)             5,746
  Dividend Growth                                                                -   291,638   (17,484)           274,154
  Equity                                                                         -   355,627   (32,484)           323,143
  European Growth                                                                -   121,384    (3,045)           118,339
  Global Dividend Growth                                                         -   101,777    (5,960)            95,817
  High Yield                                                                     -    29,698    (5,190)            24,508
  Income Builder                                                                 -     1,972        (6)             1,966
  Money Market                                                                   -    95,063   (87,020)             8,043
  Pacific Growth                                                                 -     9,443      (366)             9,077
  Quality Income Plus                                                            -   115,005    (6,506)           108,499
  S&P 500 Index                                                                  -    41,078       (21)            41,057
  Strategist                                                                     -   331,663    (5,009)           326,654
  Utilities                                                                      -   228,033    (1,722)           226,311

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                        -        12         -                 12
  Equity Growth                                                                  -    29,047   (11,559)            17,488
  International Magnum                                                           -     5,300    (1,628)             3,672
  U.S. Real Estate                                                               -       458        (6)               452

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                            -    56,049    (6,526)            49,523

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                  -     4,938        (1)             4,937
  AIM V.I. Growth                                                                -     5,870        (1)             5,869

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                -     6,858        (1)             6,857
  Alliance Growth & Income                                                       -    10,486         -             10,486
  Alliance Premier Growth                                                        -     5,141        (2)             5,139

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                -     5,419         -              5,419
  International Growth                                                           -     3,997         -              3,997
  Voyager                                                                        -     3,406        (2)             3,404


                                                                             Accumulated
                                                                             Unit Value
                                                                          December 31, 2000
                                                                          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                 $  9.69
  Capital Growth                                                                       9.71
  Competitive Edge, "Best Ideas"                                                       8.43
  Dividend Growth                                                                     10.69
  Equity                                                                               9.54
  European Growth                                                                      9.20
  Global Dividend Growth                                                               9.94
  High Yield                                                                           6.95
  Income Builder                                                                      10.04
  Money Market                                                                        10.27
  Pacific Growth                                                                       7.27
  Quality Income Plus                                                                 10.77
  S&P 500 Index                                                                        8.96
  Strategist                                                                           9.93
  Utilities                                                                           10.13

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                              6.38
  Equity Growth                                                                        8.33
  International Magnum                                                                 9.05
  U.S. Real Estate                                                                    11.50

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                  8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        8.28
  AIM V.I. Growth                                                                      7.40

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                      8.00
  Alliance Growth & Income                                                            10.24
  Alliance Premier Growth                                                              7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     10.56
  International Growth                                                                 9.01
  Voyager                                                                              8.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                 Morgan Stanley Dean Witter Variable Annuity II with Enhanced Death Benefit Option,
                                                        Performance Death Benefit Option or Performance Income Benefit Option
                                                -----------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                        --------------------------------------------

                                                             Units Outstanding              Units        Units     Units Outstanding
                                                             December 31, 1999             Issued      Redeemed    December 31, 2000
                                                           -------------------          -----------   ------------ -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                  1,122,012            3,803,892       (912,137)       4,013,767
  Capital Growth                                                     1,636,053              694,543       (448,216)       1,882,380
  Competitive Edge, "Best Ideas"                                     2,481,411            1,139,678       (642,496)       2,978,593
  Dividend Growth                                                   20,053,835            1,948,755     (7,371,661)      14,630,929
  Equity                                                            10,374,793            2,343,359     (2,142,932)      10,575,220
  European Growth                                                    4,444,148            2,794,872     (2,937,427)       4,301,593
  Global Dividend Growth                                             8,775,455              723,111     (2,588,881)       6,909,685
  High Yield                                                         4,203,079              586,990     (1,940,134)       2,849,935
  Income Builder                                                     3,113,231              150,686     (1,034,507)       2,229,410
  Information                                                                -              120,446         (8,160)         112,286
  Money Market                                                      10,276,270           36,502,067    (38,497,409)       8,280,928
  Pacific Growth                                                     4,058,485           27,612,644    (28,279,905)       3,391,224
  Quality Income Plus                                                5,167,349              869,181     (1,594,859)       4,441,671
  S&P 500 Index                                                      6,209,831            3,140,780     (1,814,805)       7,535,806
  Short--Term Bond                                                     121,549              310,081       (187,647)         243,983
  Strategist                                                         6,559,093            1,350,609     (1,189,912)       6,719,790
  Utilities                                                          4,016,659              939,883       (780,555)       4,175,987

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                              689,216            1,362,196     (1,166,683)         884,729
  Equity Growth                                                      2,952,648            2,752,957     (1,503,676)       4,201,929
  International Magnum                                                 416,818              491,043       (194,122)         713,739
  Mid Cap Value                                                              -              133,783        (14,692)         119,091
  U.S. Real Estate                                                     194,964              474,767       (142,836)         526,895

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                2,522,689            5,349,894     (2,468,519)       5,404,064

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              -              530,729       (127,710)         403,019
  AIM V.I. Growth                                                            -              262,938        (40,849)         222,089
  AIM V.I. Value                                                             -              984,704       (116,938)         867,766

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            -              291,472        (38,453)         253,019
  Alliance Growth & Income                                                   -              915,704       (159,048)         756,656
  Alliance Premier Growth                                                    -            1,468,491        (98,297)       1,370,194

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            -              220,718              -         220,718
  International Growth                                                       -              620,887        (58,420)        562,467
Voyager                                                                      -              912,659       (125,900)        786,759


                                                                         Accumulated
                                                                          Unit Value
                                                                     December 31, 2000
                                                                     -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           $  14.01
  Capital Growth                                                                 31.09
  Competitive Edge, "Best Ideas"                                                  9.89
  Dividend Growth                                                                36.52
  Equity                                                                         67.25
  European Growth                                                                40.46
  Global Dividend Growth                                                         18.37
  High Yield                                                                     15.95
  Income Builder                                                                 12.78
  Information                                                                     9.29
  Money Market                                                                   13.99
  Pacific Growth                                                                  5.72
  Quality Income Plus                                                            19.82
  S&P 500 Index                                                                  11.76
  Short--Term Bond                                                               10.49
  Strategist                                                                     31.02
  Utilities                                                                      33.19

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         8.19
  Equity Growth                                                                  12.06
  International Magnum                                                           10.41
  Mid Cap Value                                                                  10.23
  U.S. Real Estate                                                               11.20

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                            21.37

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                   8.32
  AIM V.I. Growth                                                                 7.34
  AIM V.I. Value                                                                  7.99

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 8.14
  Alliance Growth & Income                                                       10.75
  Alliance Premier Growth                                                         7.85

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                 10.79
  International Growth                                                             9.08
  Voyager                                                                          8.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                                    Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider and
                                                      Performance Benefit Combination Option or Death Benefit Combination Option
                                                    ------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                           --------------------------------------

                                                                 Units Outstanding           Units    Units     Units Outstanding
                                                                 December 31, 1999          Issued  Redeemed    December 31, 2000
                                                                -------------------        -------  --------    -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                               -          3,933     (143)                3,790
  Capital Growth                                                                  -          1,919     (345)                1,574
  Dividend Growth                                                                 -         52,339   (2,086)               50,253
  Equity                                                                          -         56,197     (684)               55,513
  European Growth                                                                 -         25,192   (1,738)               23,454
  Global Dividend Growth                                                          -         16,360   (2,411)               13,949
  High Yield                                                                      -          4,694      (15)                4,679
  Money Market                                                                    -          2,561     (439)                2,122
  Pacific Growth                                                                  -          1,279     (628)                  651
  Quality Income Plus                                                             -          9,270     (201)                9,069
  S&P 500 Index                                                                   -          9,550       (5)                9,545
  Strategist                                                                      -         55,837   (3,590)               52,247
  Utilities                                                                       -         30,894     (368)               30,526

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                   -         12,028      (92)               11,936
  International Magnum                                                            -          1,098        -                 1,098
  Mid Cap Value                                                                   -            361        -                   361

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                             -         14,769     (100)               14,669

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Value                                                                  -            101        -                   101

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                         -          1,955       (1)                1,954
Investments in the Putnam Variable Trust Sub-Accounts:
  Voyager                                                                         -            482        -                   482



                                                                                 Accumulated
                                                                                  Unit Value
                                                                                December 31, 2000
                                                                                -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                       $  9.68
  Capital Growth                                                                             9.71
  Dividend Growth                                                                           10.69
  Equity                                                                                     9.53
  European Growth                                                                            9.20
  Global Dividend Growth                                                                     9.94
  High Yield                                                                                 6.95
  Money Market                                                                              10.27
  Pacific Growth                                                                             7.27
  Quality Income Plus                                                                       10.76
  S&P 500 Index                                                                              8.96
  Strategist                                                                                 9.93
  Utilities                                                                                 10.13

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                              8.33
  International Magnum                                                                       9.04
  Mid Cap Value                                                                             10.22

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                        8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Value                                                                             8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                                    7.97
Investments in the Putnam Variable Trust Sub-Accounts:
  Voyager                                                                                    8.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                        Morgan Stanley Dean Witter Variable Annuity II with Death Benefit Combination Option or
                                                                     Performance Benefit Combination Option
                                        ---------------------------------------------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                  --------------------------------------------

                                                          Units Outstanding         Units         Units      Units Outstanding
                                                          December 31, 1999         Issued       Redeemed    December 31, 2000
                                                          -----------------       ----------     ---------   -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                 458,487        1,621,998      (329,064)          1,751,421
  Capital Growth                                                    128,657          234,510       (50,275)            312,892
  Competitive Edge, "Best Ideas"                                    489,657          446,713      (125,833)            810,537
  Dividend Growth                                                 1,434,477          736,620      (682,198)          1,488,899
  Equity                                                            950,293          715,671      (269,166)          1,396,798
  European Growth                                                   392,050          373,168      (130,075)            635,143
  Global Dividend Growth                                            488,336          303,250      (180,211)            611,375
  High Yield                                                        290,136          144,534      (163,230)            271,440
  Income Builder                                                    270,771           87,029      (129,242)            228,558
  Information                                                             -           36,992           (21)             36,971
  Money Market                                                    1,263,421        3,903,594    (4,081,597)          1,085,418
  Pacific Growth                                                    390,608          716,997      (533,639)            573,966
  Quality Income Plus                                               328,139          198,858      (138,552)            388,445
  S&P 500 Index                                                   1,877,442        1,367,163      (623,521)          2,621,084
  Short--Term Bond                                                   34,942           67,468       (33,811)             68,599
  Strategist                                                      1,004,838          577,758      (247,702)          1,334,894
  Utilities                                                         340,744          322,154      (104,032)            558,866

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                           210,592          439,572      (200,659)            449,505
  Equity Growth                                                     495,861          578,929      (158,881)            915,909
  International Magnum                                              172,588          241,300       (54,679)            359,209
  Mid Cap Value                                                           -           70,125        (2,321)             67,804
  U.S. Real Estate                                                   93,827          100,877       (29,697)            165,007

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                               818,855        1,726,136      (386,499)          2,158,492

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           -          267,819       (15,096)            252,723
  AIM V.I. Growth                                                         -          117,145        (4,520)            112,625
  AIM V.I. Value                                                          -          543,811       (33,365)            510,446

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                         -          152,519        (7,384)            145,135
  Alliance Growth & Income                                                -          282,835             -             282,835
  Alliance Premier Growth                                                 -          528,775       (23,450)            505,325

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                         -           86,919             -              86,919
  International Growth                                                    -          446,227       (16,182)            430,045
  Voyager                                                                 -          403,670       (42,449)            361,221

                                                                                 Accumulated
                                                                                 Unit Value
                                                                              December 31, 2000
                                                                              -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                    $  13.98
  Capital Growth                                                                          30.57
  Competitive Edge, "Best Ideas"                                                           9.86
  Dividend Growth                                                                         35.88
  Equity                                                                                  66.07
  European Growth                                                                         39.79
  Global Dividend Growth                                                                  18.19
  High Yield                                                                              15.66
  Income Builder                                                                          12.72
  Information                                                                              9.29
  Money Market                                                                            13.74
  Pacific Growth                                                                           5.67
  Quality Income Plus                                                                     19.47
  S&P 500 Index                                                                           11.73
  Short--Term Bond                                                                        10.47
  Strategist                                                                              30.47
  Utilities                                                                               32.61

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                                  8.17
  Equity Growth                                                                           12.02
  International Magnum                                                                    10.38
  Mid Cap Value                                                                           10.23
  U.S. Real Estate                                                                        11.16

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                     21.30

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                            8.31
  AIM V.I. Growth                                                                          7.33
  AIM V.I. Value                                                                           7.99

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                          8.13
  Alliance Growth & Income                                                                10.75
  Alliance Premier Growth                                                                  7.85

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                         10.78
  International Growth                                                                     9.07
  Voyager                                                                                  8.11


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                                    Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider,
                                                    Enhanced Earnings Death Benefit and Enhanced Death Benefit Option,
                                                    Performance Income Benefit Option or Performance Death Benefit Option
                                                    ---------------------------------------------------------------------------

                                                                                             Unit activity during 2000:
                                                                                      -----------------------------------------

                                                       Units Outstanding               Units     Units       Units Outstanding
                                                       December 31, 1999              Issued    Redeemed     December 31, 2000
                                                      -------------------             -------  ----------    ------------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                       -              18,163          (4)              18,159
  Equity                                                                -              31,703           -               31,703
  European Growth                                                       -              23,608           -               23,608
  Global Dividend Growth                                                -              11,559           -               11,559
  High Yield                                                            -               5,111          (1)               5,110
  Strategist                                                            -              20,036          (5)              20,031


                                                                           Accumulated
                                                                           Unit Value
                                                                        December 31, 2000
                                                                        -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                $  10.50
  Equity                                                                            10.13
  European Growth                                                                   10.40
  Global Dividend Growth                                                            10.32
  High Yield                                                                         9.54
  Strategist                                                                        10.07

Units relating to accrued contract maintenance charges are included in units redeemed.

   (Units in whole amounts)


                                Morgan Stanley Dean Witter Variable Annuity II with Enhanced Earnings Death Benefit and Enhanced
                                    Death Benefit Option, Performance Income Benefit Option or Performance Death Benefit Option
                                ------------------------------------------------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                         ---------------------------------------

                                                                   Units Outstanding       Units                       Units
                                                                   December 31, 1999       Issued                    Redeemed
                                                                  -------------------    ------------              -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                  -           24,796                   (19,608)
  Equity                                                                           -           36,047                   (31,693)
  Global Dividend Growth                                                           -           12,606                   (11,546)
  High Yield                                                                       -            7,164                    (5,111)
  Income Builder                                                                   -            9,383                       (10)
  Quality Income Plus                                                              -           14,091                        (7)
  Strategist                                                                       -           31,311                   (20,039)
  Utilities                                                                        -            6,967                        (2)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                    -            1,183                         -
  U.S. Real Estate                                                                 -            5,552                       (47)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -              463                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                Accumulated
                                                                 Units Outstanding              Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                            5,188            $           10.50
  Equity                                                                     4,354                        10.13
  Global Dividend Growth                                                     1,060                        10.32
  High Yield                                                                 2,053                         9.54
  Income Builder                                                             9,373                        10.28
  Quality Income Plus                                                       14,084                        10.02
  Strategist                                                                11,272                        10.07
  Utilities                                                                  6,965                        10.14

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                              1,183                         9.83
  U.S. Real Estate                                                           5,505                        10.03

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          463                         9.84



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)

                                                                 Morgan Stanley Dean Witter Variable Annuity II with
                                                     Longevity Reward Rider, Enhanced Earnings Death Benefit, and Income and Death
                                                     Benefit Combination Rider II, Death Benefit Combination Option, or Performance
                                                                                Combination Benefit Option
                                                     -----------------------------------------------------------------------------

                                                                                                        Unit activity during 2000:
                                                                                            --------------------------------------

                                                                   Units Outstanding           Units                     Units
                                                                   December 31, 1999           Issued                  Redeemed
                                                                  -------------------       ------------             -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                  -             11,927                        (3)
  Equity                                                                           -              3,680                         -
  European Growth                                                                  -              9,466                         -
  Global Dividend Growth                                                           -              8,932                         -
  High Yield                                                                       -              3,187                         -
  Income Builder                                                                   -              3,463                        (3)
  Pacific Growth                                                                   -                348                         -
  Strategist                                                                       -              1,637                        (1)
  Utilities                                                                        -              1,819                        (1)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -              3,527                         -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                          -                576                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                               Accumulated
                                                                 Units Outstanding            Unit Value
                                                                 December 31, 2000          December 31, 2000
                                                                 -----------------          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                         11,924            $           10.49
  Equity                                                                   3,680                        10.13
  European Growth                                                          9,466                        10.40
  Global Dividend Growth                                                   8,932                        10.32
  High Yield                                                               3,187                         9.54
  Income Builder                                                           3,460                        10.28
  Pacific Growth                                                             348                         9.50
  Strategist                                                               1,636                        10.07
  Utilities                                                                1,818                        10.14

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      3,527                         9.84

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                    576                         9.81


Units relating to accrued contract maintenance charges are included in units redeemed.

   (Units in whole amounts)


                               Morgan Stanley Dean Witter Variable Annuity II with Income and Death Benefit Combination Rider II
                               -------------------------------------------------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                          --------------------------------------

                                                                   Units Outstanding         Units                      Units
                                                                   December 31, 1999         Issued                   Redeemed
                                                                  -------------------     ------------              ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                -            2,136                        (1)
  Capital Growth                                                                   -              280                         -
  Dividend Growth                                                                  -           17,415                        (4)
  Equity                                                                           -           45,152                      (309)
  European Growth                                                                  -            8,533                         -
  Global Dividend Growth                                                           -            5,147                         -
  High Yield                                                                       -            3,235                        (1)
  Money Market                                                                     -            4,301                      (112)
  Quality Income Plus                                                              -            6,006                        (3)
  S&P 500 Index                                                                    -           19,737                        (9)
  Strategist                                                                       -              314                         -
  Utilities                                                                        -            1,268                         -

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                    -              721                         -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -            6,591                         -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                          -              661                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                 Accumulated
                                                                 Units Outstanding                Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          2,135            $            9.21
  Capital Growth                                                               280                         9.87
  Dividend Growth                                                           17,411                        10.42
  Equity                                                                    44,843                         9.27
  European Growth                                                            8,533                        10.33
  Global Dividend Growth                                                     5,147                        10.28
  High Yield                                                                 3,234                         8.36
  Money Market                                                               4,189                        10.07
  Quality Income Plus                                                        6,003                        10.40
  S&P 500 Index                                                             19,728                         9.21
  Strategist                                                                   314                         9.57
  Utilities                                                                  1,268                        10.02

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                721                         8.58

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        6,591                         8.11

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                      661                         8.83

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                            Morgan Stanley Dean Witter Variable Annuity II with Enhanced Earnings Death Benefit and Income and Death Benefit Combination Rider II
                                            -----------------------------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                          -------------------------------------

                                                              Units Outstanding              Units                     Units
                                                              December 31, 1999              Issued                  Redeemed
                                                             -------------------          ------------             ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                             -                 3,475                         -
  High Yield                                                                  -                    98                         -
  Quality Income Plus                                                         -                 2,757                        (2)
  Strategist                                                                  -                 3,348                        (1)
  Utilities                                                                   -                 6,317                        (2)

                                                    Unit activity during 2000:
                                                    --------------------------

                                                                                          Accumulated
                                                             Units Outstanding            Unit Value
                                                             December 31, 2000          December 31, 2000
                                                             -----------------          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                      3,475            $           10.49
  High Yield                                                              98                         9.54
  Quality Income Plus                                                  2,755                        10.02
  Strategist                                                           3,347                        10.07
  Utilities                                                            6,315                        10.14


Units relating to accrued contract maintenance charges are included in units redeemed.

    (Units in whole amounts)


                                                                     Morgan Stanley Dean Witter Variable Annuity II AssetManager
                                                                     -----------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                               ---------------------------------

                                                                   Units Outstanding              Units                 Units
                                                                   December 31, 1999              Issued              Redeemed
                                                                  -------------------          ------------         ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           11,455               103,217               (16,122)
  Capital Growth                                                              27,471                47,495               (10,495)
  Competitive Edge, "Best Ideas"                                              59,367               110,705               (32,272)
  Dividend Growth                                                            441,792               330,306              (185,441)
  Equity                                                                     277,235               344,474               (86,840)
  European Growth                                                             84,846               107,925               (30,211)
  Global Dividend Growth                                                      80,482                30,782               (31,269)
  High Yield                                                                 183,538                78,174              (136,802)
  Income Builder                                                              38,046                17,953                (9,138)
  Information                                                                      -                54,117                   (12)
  Money Market                                                               326,539               430,710              (489,481)
  Pacific Growth                                                              16,849                18,340                (9,205)
  Quality Income Plus                                                        353,126               179,209               (99,929)
  S&P 500 Index                                                              167,065               211,991               (51,034)
  Short-Term Bond                                                             11,170                11,617               (14,019)
  Strategist                                                                 198,638               176,730               (50,650)
  Utilities                                                                  137,439               140,984               (41,304)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                      8,933                27,024                (7,572)
  Equity Growth                                                               48,641                82,939                (8,543)
  International Magnum                                                        25,209                50,764                (7,809)
  U.S. Real Estate                                                            13,344                19,112                (4,669)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         90,139               181,308               (26,098)


                                                       Unit activity during 2000:
                                                       --------------------------

                                                                                                Accumulated
                                                                Units Outstanding               Unit Value
                                                                December 31, 2000            December 31, 2000
                                                                -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                        98,550            $           13.98
  Capital Growth                                                           64,471                        12.70
  Competitive Edge, "Best Ideas"                                          137,800                         9.72
  Dividend Growth                                                         586,657                        10.06
  Equity                                                                  534,869                        13.83
  European Growth                                                         162,560                        10.72
  Global Dividend Growth                                                   79,995                        10.71
  High Yield                                                              124,910                         5.74
  Income Builder                                                           46,861                        10.06
  Information                                                              54,105                         9.29
  Money Market                                                            267,768                        10.93
  Pacific Growth                                                           25,984                        11.77
  Quality Income Plus                                                     432,406                        10.67
  S&P 500 Index                                                           328,022                        10.96
  Short-Term Bond                                                           8,768                        10.47
  Strategist                                                              324,718                        11.95
  Utilities                                                               237,119                        12.27

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  28,385                         9.36
  Equity Growth                                                           123,037                        11.78
  International Magnum                                                     68,164                         9.31
  U.S. Real Estate                                                         27,787                        11.25

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     245,349                        18.70



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                   Morgan Stanley Dean Witter Variable Annuity II AssetManager with Enhanced Death Benefit Option,
                                              Performance Death Benefit Option or Performance Income Benefit Option
                                   -----------------------------------------------------------------------------------------------

                                                                                                        Unit activity during 2000:
                                                                                                ----------------------------------

                                                                Units Outstanding                  Units                 Units
                                                                December 31, 1999                  Issued              Redeemed
                                                               -------------------              ------------         -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                        40,515                   160,807               (31,530)
  Capital Growth                                                           30,798                    63,396               (22,568)
  Competitive Edge, Best Ideas                                             72,820                   141,468               (27,304)
  Dividend Growth                                                         662,841                   283,180              (269,991)
  Equity                                                                  471,331                   374,551              (126,474)
  European Growth                                                         194,903                 1,330,291            (1,213,378)
  Global Dividend Growth                                                  128,434                    53,084               (29,521)
  High Yield                                                              123,235                    72,395               (98,477)
  Income Builder                                                           52,500                    19,066               (27,211)
  Money Market                                                            436,501                 5,219,455            (5,148,551)
  Pacific Growth                                                           38,449                 2,310,180            (2,295,476)
  Quality Income Plus                                                     249,824                   104,021              (112,968)
  S&P 500 Index                                                           349,707                   226,980              (115,013)
  Short-Term Bond                                                          11,485                     9,657                (3,780)
  Strategist                                                              162,824                   147,664               (54,697)
  Utilities                                                               165,102                    90,031               (36,026)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  16,698                    14,266                (7,719)
  Equity Growth                                                           104,259                    98,166               (42,010)
  International Magnum                                                     30,807                    38,686               (14,106)
  U.S. Real Estate                                                         33,042                    14,335               (10,774)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     108,684                   421,544              (314,354)

                                                     Unit activity during 2000:
                                                     --------------------------

                                                                                               Accumulated
                                                              Units Outstanding               Unit Value
                                                              December 31, 2000            December 31, 2000
                                                             ------------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                     169,792            $           13.95
  Capital Growth                                                         71,626                        12.66
  Competitive Edge, Best Ideas                                          186,984                         9.69
  Dividend Growth                                                       676,030                        10.03
  Equity                                                                719,408                        13.79
  European Growth                                                       311,816                        10.69
  Global Dividend Growth                                                151,997                        10.67
  High Yield                                                             97,153                         5.73
  Income Builder                                                         44,355                        10.03
  Money Market                                                          507,405                        10.90
  Pacific Growth                                                         53,153                        11.73
  Quality Income Plus                                                   240,877                        10.63
  S&P 500 Index                                                         461,674                        10.92
  Short-Term Bond                                                        17,362                        10.45
  Strategist                                                            255,791                        11.91
  Utilities                                                             219,107                        12.23

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                23,245                         9.33
  Equity Growth                                                         160,415                        11.75
  International Magnum                                                   55,387                         9.28
  U.S. Real Estate                                                       36,603                        11.21

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                   215,874                        18.64


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)


                                                            Morgan Stanley Dean Witter Variable Annuity II AssetManager with
                                                       Performance Benefit Combination Option or Death Benefit Combination Option
                                                       --------------------------------------------------------------------------

                                                                                                       Unit activity during 2000:
                                                                                               ----------------------------------

                                                                  Units Outstanding             Units                    Units
                                                                  December 31, 1999             Issued                 Redeemed
                                                                 ------------------           ------------          -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          44,292                261,031                (36,377)
  Capital Growth                                                             27,483                112,149                (11,989)
  Competitive Edge, Best Ideas                                               23,894                121,152                (13,304)
  Dividend Growth                                                           256,374                398,660               (136,020)
  Equity                                                                    323,544                438,050               (112,197)
  European Growth                                                            75,890                234,683                (20,639)
  Global Dividend Growth                                                     62,965                 43,352                (12,494)
  High Yield                                                                 38,054                 47,583                (17,645)
  Income Builder                                                             20,223                  7,260                 (2,601)
  Information                                                                     -                  4,195                      -
  Money Market                                                              123,921                732,371               (575,394)
  Pacific Growth                                                             73,243                 65,992                (19,835)
  Quality Income Plus                                                       172,419                156,062                (52,245)
  S&P 500 Index                                                             168,103                168,225                (42,689)
  Short-Term Bond                                                             5,436                 12,633                 (4,707)
  Strategist                                                                 68,969                158,771                 (9,697)
  Utilities                                                                 100,464                143,131                (26,144)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    51,240                 92,115                (30,324)
  Equity Growth                                                              16,474                129,432                (16,593)
  International Magnum                                                       21,796                 43,414                 (9,856)
  U.S. Real Estate                                                           30,211                 55,211                (18,081)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                       129,629                337,238                (78,670)

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                Accumulated
                                                                Units Outstanding                Unit Value
                                                                December 31, 2000            December 31, 2000
                                                               ------------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                       268,946            $           13.92
  Capital Growth                                                          127,643                        12.62
  Competitive Edge, Best Ideas                                            131,742                         9.66
  Dividend Growth                                                         519,014                        10.00
  Equity                                                                  649,397                        13.75
  European Growth                                                         289,934                        10.66
  Global Dividend Growth                                                   93,823                        10.64
  High Yield                                                               67,992                         5.71
  Income Builder                                                           24,882                        10.00
  Information                                                               4,195                         9.29
  Money Market                                                            280,898                        10.87
  Pacific Growth                                                          119,400                        11.70
  Quality Income Plus                                                     276,236                        10.60
  S&P 500 Index                                                           293,639                        10.89
  Short-Term Bond                                                          13,362                        10.43
  Strategist                                                              218,043                        11.88
  Utilities                                                               217,451                        12.20

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                 113,031                         9.30
  Equity Growth                                                           129,313                        11.71
  International Magnum                                                     55,354                         9.25
  U.S. Real Estate                                                         67,341                        11.18

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     388,197                        18.59


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                                           Morgan Stanley Dean Witter Variable Annuity 3
                                                                   --------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                 --------------------------------

                                                                    Units Outstanding               Units                Units
                                                                    December 31, 1999               Issued             Redeemed
                                                                   -------------------           ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                 70,355               (9,045)
  Equity Growth                                                                     -                195,008              (12,835)
  International Magnum                                                              -                 41,655                    -
  Mid Cap Value                                                                     -                 57,281               (3,230)
  U.S. Real Estate                                                                  -                 21,807                 (906)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                495,445              (23,341)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -                 99,637               (8,820)
  AIM V.I. Growth                                                                   -                112,909               (1,985)
  AIM V.I. Value                                                                    -                312,033                    -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                122,226               (2,250)
  Alliance Growth & Income                                                          -                109,440               (6,732)
  Alliance Premier Growth                                                           -                312,880               (8,302)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                 73,374                    -
  International Growth                                                              -                194,668               (7,102)
  Voyager                                                                           -                216,014               (4,578)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                215,518              (17,167)
  Capital Growth                                                                    -                 65,559               (1,210)
  Competitive Edge, "Best Ideas"                                                    -                 85,892               (2,859)
  Dividend Growth                                                                   -                256,863               (5,012)
  Equity                                                                            -                681,963               (6,684)
  European Growth                                                                   -                235,980              (11,289)
  Global Dividend Growth                                                            -                 37,669               (3,745)
  High Yield                                                                        -                 36,379               (2,566)
  Income Builder                                                                    -                 31,077               (3,644)
  Information                                                                       -                 27,658                  (77)
  Money Market                                                                      -                478,735             (206,566)
  Pacific Growth                                                                    -                  8,832               (1,305)
  Quality Income Plus                                                               -                177,762               (1,338)
  S&P 500 Index                                                                     -                312,738              (11,108)
  Short-Term Bond                                                                   -                 22,751                 (143)
  Strategist                                                                        -                437,224              (11,156)
  Utilities                                                                         -                342,061               (4,308)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                 Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    61,310                      $  6.39
  Equity Growth                                                             182,173                         8.34
  International Magnum                                                       41,655                         9.05
  Mid Cap Value                                                              54,051                        10.23
  U.S. Real Estate                                                           20,901                        11.50

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                       472,104                         8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              90,817                         8.28
  AIM V.I. Growth                                                           110,924                         7.40
  AIM V.I. Value                                                            312,033                         8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                           119,976                         8.00
  Alliance Growth & Income                                                  102,708                        10.24
  Alliance Premier Growth                                                   304,578                         7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            73,374                        10.56
  International Growth                                                      187,566                         9.02
  Voyager                                                                   211,436                         8.12

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                         198,351                         9.68
  Capital Growth                                                             64,349                         9.70
  Competitive Edge, "Best Ideas"                                             83,033                         8.41
  Dividend Growth                                                           251,851                        10.68
  Equity                                                                    675,279                         9.53
  European Growth                                                           224,691                         9.19
  Global Dividend Growth                                                     33,924                         9.93
  High Yield                                                                 33,813                         6.94
  Income Builder                                                             27,433                        10.03
  Information                                                                27,581                         9.29
  Money Market                                                              272,169                        10.26
  Pacific Growth                                                              7,527                         7.27
  Quality Income Plus                                                       176,424                        10.75
  S&P 500 Index                                                             301,630                         8.96
  Short-Term Bond                                                            22,608                        10.30
  Strategist                                                                426,068                         9.92
  Utilities                                                                 337,753                        10.13


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                Morgan Stanley Dean Witter Variable Annuity 3 with Performance Death Benefit Option
                                                -----------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                             ----------------------------------

                                                                  Units Outstanding             Units                  Units
                                                                  December 31, 1999             Issued               Redeemed
                                                                  ------------------         ------------          ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         -               45,452                (13,690)
  Equity Growth                                                                   -              451,234                 (9,863)
  International Magnum                                                            -               43,773                 (5,658)
  Mid Cap Value                                                                   -               89,498                   (680)
  U.S. Real Estate                                                                -               30,053                 (4,529)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                             -              821,294                (32,513)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                   -              262,592                 (7,022)
  AIM V.I. Growth                                                                 -              216,997                 (3,809)
  AIM V.I. Value                                                                  -              482,717                 (8,921)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 -              134,618                 (1,737)
  Alliance Growth & Income                                                        -              172,651                (25,831)
  Alliance Premier Growth                                                         -              424,668                (20,885)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                 -               73,293                      -
  International Growth                                                            -              271,699                 (4,540)
  Voyager                                                                         -              318,320                (10,628)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                               -              396,938                (13,525)
  Capital Growth                                                                  -              122,872                 (8,800)
  Competitive Edge, "Best Ideas"                                                  -              185,390                 (4,358)
  Dividend Growth                                                                 -              451,170                (12,452)
  Equity                                                                          -            1,099,472                (64,331)
  European Growth                                                                 -              303,478                (18,650)
  Global Dividend Growth                                                          -               76,151                 (2,225)
  High Yield                                                                      -               51,886                (11,493)
  Income Builder                                                                  -               19,855                 (2,760)
  Information                                                                     -               57,590                    (12)
  Money Market                                                                    -              616,365               (283,068)
  Pacific Growth                                                                  -               13,136                   (509)
  Quality Income Plus                                                             -              116,117                 (9,488)
  S&P 500 Index                                                                   -              441,133                (16,668)
  Short-Term Bond                                                                 -               33,699                 (1,359)
  Strategist                                                                      -              483,829                 (9,393)
  Utilities                                                                       -              396,056                (18,081)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                Accumulated
                                                                   Units Outstanding            Unit Value
                                                                   December 31, 2000          December 31, 2000
                                                                   -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   31,762                      $  6.38
  Equity Growth                                                            441,371                         8.33
  International Magnum                                                      38,115                         9.05
  Mid Cap Value                                                             88,818                        10.22
  U.S. Real Estate                                                          25,524                        11.49

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      788,781                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                            255,570                         8.28
  AIM V.I. Growth                                                          213,188                         7.39
  AIM V.I. Value                                                           473,796                         8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                          132,881                         7.99
  Alliance Growth & Income                                                 146,820                        10.23
  Alliance Premier Growth                                                  403,783                         7.97

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                           73,293                        10.56
  International Growth                                                     267,159                         9.01
  Voyager                                                                  307,692                         8.11

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                        383,413                         9.67
  Capital Growth                                                           114,072                         9.69
  Competitive Edge, "Best Ideas"                                           181,032                         8.41
  Dividend Growth                                                          438,718                        10.68
  Equity                                                                 1,035,141                         9.52
  European Growth                                                          284,828                         9.18
  Global Dividend Growth                                                    73,926                         9.92
  High Yield                                                                40,393                         6.94
  Income Builder                                                            17,095                        10.02
  Information                                                               57,578                         9.29
  Money Market                                                             333,297                        10.25
  Pacific Growth                                                            12,627                         7.27
  Quality Income Plus                                                      106,629                        10.74
  S&P 500 Index                                                            424,465                         8.95
  Short-Term Bond                                                           32,340                        10.30
  Strategist                                                               474,436                         9.91
  Utilities                                                                377,975                        10.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                Morgan Stanley Dean Witter Variable Annuity 3 with Death Benefit Combination Option
                                                -----------------------------------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                               ----------------------------------

                                                                  Units Outstanding               Units                  Units
                                                                  December 31, 1999               Issued               Redeemed
                                                                  -------------------          ------------          ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                          -                83,855                 (5,727)
  Equity Growth                                                                    -               332,911                (31,363)
  International Magnum                                                             -                73,831                      -
  Mid Cap Value                                                                    -                98,553                    (82)
  U.S. Real Estate                                                                 -                23,928                   (210)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -               683,232                (19,532)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                    -               154,655                 (8,419)
  AIM V.I. Growth                                                                  -               132,495                 (1,504)
  AIM V.I. Value                                                                   -               358,488                (13,283)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                  -               134,032                 (7,812)
  Alliance Growth & Income                                                         -               139,161                      -
  Alliance Premier Growth                                                          -               388,853                (15,658)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                  -                60,394                   (547)
  International Growth                                                             -               182,723                 (2,071)
  Voyager                                                                          -               299,575                 (6,777)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                -               265,175                 (8,734)
  Capital Growth                                                                   -                56,059                 (1,575)
  Competitive Edge, "Best Ideas"                                                   -               112,649                 (1,764)
  Dividend Growth                                                                  -               304,912                (25,422)
  Equity                                                                           -               711,536                (18,636)
  European Growth                                                                  -               286,818                (64,597)
  Global Dividend Growth                                                           -                37,805                 (3,680)
  High Yield                                                                       -               149,310                 (9,490)
  Income Builder                                                                   -                36,830                   (116)
  Information                                                                      -                26,114                     (6)
  Money Market                                                                     -               443,522               (120,832)
  Pacific Growth                                                                   -                29,046                   (624)
  Quality Income Plus                                                              -                84,408                   (433)
  S&P 500 Index                                                                    -               295,044                (11,591)
  Short-Term Bond                                                                  -                21,845                    (26)
  Strategist                                                                       -               481,319                (24,794)
  Utilities                                                                        -               361,745                 (4,011)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                               Accumulated
                                                                  Units Outstanding            Unit Value
                                                                  December 31, 2000          December 31, 2000
                                                                  -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  78,128                      $  6.38
  Equity Growth                                                           301,548                         8.32
  International Magnum                                                     73,831                         9.04
  Mid Cap Value                                                            98,471                        10.22
  U.S. Real Estate                                                         23,718                        11.49

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     663,700                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           146,236                         8.27
  AIM V.I. Growth                                                         130,991                         7.39
  AIM V.I. Value                                                          345,205                         8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                         126,220                         7.99
  Alliance Growth & Income                                                139,161                        10.23
  Alliance Premier Growth                                                 373,195                         7.97

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          59,847                        10.55
  International Growth                                                    180,652                         9.00
  Voyager                                                                 292,798                         8.11

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                       256,441                         9.66
  Capital Growth                                                           54,484                         9.69
  Competitive Edge, "Best Ideas"                                          110,885                         8.40
  Dividend Growth                                                         279,490                        10.67
  Equity                                                                  692,900                         9.52
  European Growth                                                         222,221                         9.18
  Global Dividend Growth                                                   34,125                         9.92
  High Yield                                                              139,820                         6.94
  Income Builder                                                           36,714                        10.02
  Information                                                              26,108                         9.29
  Money Market                                                            322,690                        10.25
  Pacific Growth                                                           28,422                         7.26
  Quality Income Plus                                                      83,975                        10.73
  S&P 500 Index                                                           283,453                         8.95
  Short-Term Bond                                                          21,819                        10.29
  Strategist                                                              456,525                         9.91
  Utilities                                                               357,734                        10.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                               Morgan Stanley Dean Witter Variable Annuity 3 with Income Benefit Combination Option
                                               ------------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                            -------------------------------------

                                                                  Units Outstanding             Units                     Units
                                                                  December 31, 1999             Issued                  Redeemed
                                                                  -----------------         ------------             ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       -               14,060                    (4,931)
  Equity Growth                                                                 -               29,299                    (1,274)
  International Magnum                                                          -                7,192                      (455)
  Mid Cap Value                                                                 -               13,264                      (111)
  U.S. Real Estate                                                              -                5,630                    (1,155)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                           -              205,879                    (9,622)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 -                6,586                      (375)
  AIM V.I. Growth                                                               -                9,431                      (122)
  AIM V.I. Value                                                                -               84,006                    (2,911)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                               -                9,111                      (355)
  Alliance Growth & Income                                                      -                7,310                         -
  Alliance Premier Growth                                                       -               30,846                      (291)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                               -               10,484                         -
  International Growth                                                          -               25,658                    (2,589)
  Voyager                                                                       -               99,425                    (4,881)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                             -               44,816                    (2,062)
  Capital Growth                                                                -                6,320                      (439)
  Competitive Edge, "Best Ideas"                                                -               29,532                      (118)
  Dividend Growth                                                               -               22,635                      (942)
  Equity                                                                        -               90,809                    (4,897)
  European Growth                                                               -               36,834                    (3,204)
  Global Dividend Growth                                                        -                1,774                    (1,049)
  High Yield                                                                    -                6,402                        (2)
  Information                                                                   -                3,567                    (1,572)
  Money Market                                                                  -              100,189                   (57,564)
  Pacific Growth                                                                -                2,612                      (211)
  Quality Income Plus                                                           -               11,912                        (2)
  S&P 500 Index                                                                 -               19,876                    (1,313)
  Short-Term Bond                                                               -                4,834                        (2)
  Strategist                                                                    -               19,619                    (1,103)
  Utilities                                                                     -               17,781                    (3,709)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   9,129                      $  6.38
  Equity Growth                                                            28,025                         8.32
  International Magnum                                                      6,737                         9.04
  Mid Cap Value                                                            13,153                        10.21
  U.S. Real Estate                                                          4,475                        11.48

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     196,257                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                             6,211                         8.27
  AIM V.I. Growth                                                           9,309                         7.39
  AIM V.I. Value                                                           81,095                         8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                           8,756                         7.99
  Alliance Growth & Income                                                  7,310                        10.22
  Alliance Premier Growth                                                  30,555                         7.96

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          10,484                        10.55
  International Growth                                                     23,069                         9.00
  Voyager                                                                  94,544                         8.10

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                        42,754                         9.66
  Capital Growth                                                            5,881                         9.68
  Competitive Edge, "Best Ideas"                                           29,414                         8.40
  Dividend Growth                                                          21,693                        10.67
  Equity                                                                   85,912                         9.51
  European Growth                                                          33,630                         9.17
  Global Dividend Growth                                                      725                         9.91
  High Yield                                                                6,400                         6.93
  Information                                                               1,995                         9.29
  Money Market                                                             42,625                        10.24
  Pacific Growth                                                            2,401                         7.26
  Quality Income Plus                                                      11,910                        10.73
  S&P 500 Index                                                            18,563                         8.94
  Short-Term Bond                                                           4,832                        10.29
  Strategist                                                               18,516                         9.91
  Utilities                                                                14,072                        10.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                     Morgan Stanley Dean Witter Variable Annuity 3 with Income and Death Benefit Combination Option
                                     ----------------------------------------------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                               --------------------------------

                                                                    Units Outstanding             Units                Units
                                                                    December 31, 1999             Issued             Redeemed
                                                                   -------------------         ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -              101,725              (18,362)
  Equity Growth                                                                     -              299,598               (9,849)
  International Magnum                                                              -               67,972               (3,606)
  Mid Cap Value                                                                     -              179,679               (9,870)
  U.S. Real Estate                                                                  -               24,723                 (416)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -            1,160,768              (35,343)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -              159,468              (10,146)
  AIM V.I. Growth                                                                   -              157,297              (14,706)
  AIM V.I. Value                                                                    -              346,373              (19,193)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -               97,138               (1,878)
  Alliance Growth & Income                                                          -              291,984               (7,159)
  Alliance Premier Growth                                                           -              458,139              (19,918)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -               87,345                    -
  International Growth                                                              -              294,114               (2,530)
  Voyager                                                                           -              421,342              (12,310)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -              488,918              (19,431)
  Capital Growth                                                                    -              110,628               (2,162)
  Competitive Edge, "Best Ideas"                                                    -              149,237              (11,060)
  Dividend Growth                                                                   -              296,303              (24,393)
  Equity                                                                            -              793,423              (18,936)
  European Growth                                                                   -              374,889               (7,893)
  Global Dividend Growth                                                            -               77,812               (1,401)
  High Yield                                                                        -               60,034               (5,844)
  Income Builder                                                                    -               12,117               (1,549)
  Information                                                                       -               91,709               (1,341)
  Money Market                                                                      -              584,722             (253,586)
  Pacific Growth                                                                    -               44,613                 (167)
  Quality Income Plus                                                               -               74,075               (2,438)
  S&P 500 Index                                                                     -              385,096              (35,357)
  Short-Term Bond                                                                   -               45,611               (1,470)
  Strategist                                                                        -              951,045              (23,405)
  Utilities                                                                         -              270,764               (7,944)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                               Accumulated
                                                                  Units Outstanding            Unit Value
                                                                  December 31, 2000          December 31, 2000
                                                                  -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  83,363                      $  6.37
  Equity Growth                                                           289,749                         8.31
  International Magnum                                                     64,366                         9.03
  Mid Cap Value                                                           169,809                        10.20
  U.S. Real Estate                                                         24,307                        11.47

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                   1,125,425                         8.11

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           149,322                         8.26
  AIM V.I. Growth                                                         142,591                         7.38
  AIM V.I. Value                                                          327,180                         8.30

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                          95,260                         7.98
  Alliance Growth & Income                                                284,825                        10.21
  Alliance Premier Growth                                                 438,221                         7.96

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          87,345                        10.53
  International Growth                                                    291,584                         8.99
  Voyager                                                                 409,032                         8.09

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                       469,487                         9.65
  Capital Growth                                                          108,466                         9.67
  Competitive Edge, "Best Ideas"                                          138,177                         8.39
  Dividend Growth                                                         271,910                        10.65
  Equity                                                                  774,487                         9.50
  European Growth                                                         366,996                         9.16
  Global Dividend Growth                                                   76,411                         9.90
  High Yield                                                               54,190                         6.92
  Income Builder                                                           10,568                        10.00
  Information                                                              90,368                         9.29
  Money Market                                                            331,136                        10.23
  Pacific Growth                                                           44,446                         7.25
  Quality Income Plus                                                      71,637                        10.72
  S&P 500 Index                                                           349,739                         8.93
  Short-Term Bond                                                          44,141                        10.27
  Strategist                                                              927,640                         9.89
  Utilities                                                               262,820                        10.10


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                      Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                      ----------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                                --------------------------------

                                                                    Units Outstanding              Units                Units
                                                                    December 31, 1999              Issued             Redeemed
                                                                   -------------------          ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                   697                     -
  Equity Growth                                                                     -                 7,709                 (768)
  International Magnum                                                              -                 1,848                 (739)
  Mid Cap Value                                                                     -                11,438                 (153)
  U.S. Real Estate                                                                  -                 5,280                  (44)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                27,426               (2,923)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -                 8,464                   (1)
  AIM V.I. Growth                                                                   -                 5,182                   (1)
  AIM V.I. Value                                                                    -                32,287               (5,338)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                 4,858                   (1)
  Alliance Growth & Income                                                          -                23,886               (5,547)
  Alliance Premier Growth                                                           -                21,107                   (9)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                 5,756                    -
  International Growth                                                              -                17,699                 (627)
  Voyager                                                                           -                31,848               (5,556)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                14,524                 (945)
  Capital Growth                                                                    -                 7,609                  (19)
  Competitive Edge, "Best Ideas"                                                    -                 1,875                   (1)
  Dividend Growth                                                                   -                14,103                   (3)
  Equity                                                                            -                21,974                  (70)
  European Growth                                                                   -                 5,902                   (6)
  Global Dividend Growth                                                            -                 1,196                    -
  High Yield                                                                        -                   203                    -
  Information                                                                       -                 1,812                    -
  Money Market                                                                      -                40,553              (20,929)
  Quality Income Plus                                                               -                16,337                   (3)
  S&P 500 Index                                                                     -                31,386               (6,110)
  Short-Term Bond                                                                   -                 3,045                    -
  Strategist                                                                        -                30,734                 (805)
  Utilities                                                                         -                11,854                   (7)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                 Accumulated
                                                                   Units Outstanding             Unit Value
                                                                   December 31, 2000           December 31, 2000
                                                                   -----------------           -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       697                      $  7.22
  Equity Growth                                                               6,941                         8.25
  International Magnum                                                        1,109                         9.68
  Mid Cap Value                                                              11,285                         9.58
  U.S. Real Estate                                                            5,236                        10.18

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        24,503                         7.72

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                               8,463                         7.68
  AIM V.I. Growth                                                             5,181                         7.61
  AIM V.I. Value                                                             26,949                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                             4,857                         8.23
  Alliance Growth & Income                                                   18,339                         9.93
  Alliance Premier Growth                                                    21,098                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                             5,756                        10.26
  International Growth                                                       17,072                         9.51
  Voyager                                                                    26,292                         8.24

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                          13,579                         8.97
  Capital Growth                                                              7,590                         9.41
  Competitive Edge, "Best Ideas"                                              1,874                         8.51
  Dividend Growth                                                            14,100                        10.68
  Equity                                                                     21,904                         8.91
  European Growth                                                             5,896                        10.04
  Global Dividend Growth                                                      1,196                        10.44
  High Yield                                                                    203                         7.31
  Information                                                                 1,812                         9.29
  Money Market                                                               19,624                        10.13
  Quality Income Plus                                                        16,334                        10.46
  S&P 500 Index                                                              25,276                         8.89
  Short-Term Bond                                                             3,045                        10.15
  Strategist                                                                 29,929                         9.45
  Utilities                                                                  11,847                         9.33


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                      Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                                with Performance Death Benefit Option
                                                                      ----------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                               ---------------------------------

                                                                    Units Outstanding             Units                 Units
                                                                    December 31, 1999             Issued              Redeemed
                                                                   -------------------         ------------         ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                1,849                     -
  Equity Growth                                                                     -               11,596                    (3)
  International Magnum                                                              -                1,976                     -
  Mid Cap Value                                                                     -                6,402                    (2)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -               31,293                  (700)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                                   -                3,651                    (1)
  AIM V.I. Value                                                                    -               12,015                     -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                5,172                    (1)
  Alliance Growth & Income                                                          -                3,262                     -
  Alliance Premier Growth                                                           -                8,550                    (3)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                1,806                     -
  International Growth                                                              -                3,681                     -
  Voyager                                                                           -               12,002                    (7)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                9,125                   (20)
  Capital Growth                                                                    -                2,875                  (825)
  Competitive Edge, "Best Ideas"                                                    -                1,689                     -
  Dividend Growth                                                                   -                8,706                    (2)
  Equity                                                                            -               43,821                  (885)
  European Growth                                                                   -                6,366                  (854)
  High Yield                                                                        -                1,730                     -
  Information                                                                       -                  625                    (1)
  Money Market                                                                      -                8,736                     -
  Pacific Growth                                                                    -                1,338                     -
  S&P 500 Index                                                                     -                9,951                  (918)
  Short-Term Bond                                                                   -                2,119                     -
  Strategist                                                                        -                6,603                  (825)
  Utilities                                                                         -               10,539                  (838)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                     1,849                      $  7.22
  Equity Growth                                                              11,593                         8.25
  International Magnum                                                        1,976                         9.67
  Mid Cap Value                                                               6,400                         9.57

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        30,593                         7.72

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                             3,650                         7.61
  AIM V.I. Value                                                             12,015                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                             5,171                         8.22
  Alliance Growth & Income                                                    3,262                         9.93
  Alliance Premier Growth                                                     8,547                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                             1,806                        10.26
  International Growth                                                        3,681                         9.50
  Voyager                                                                    11,995                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                           9,105                         8.97
  Capital Growth                                                              2,050                         9.40
  Competitive Edge, "Best Ideas"                                              1,689                         8.51
  Dividend Growth                                                             8,704                        10.68
  Equity                                                                     42,936                         8.91
  European Growth                                                             5,512                        10.03
  High Yield                                                                  1,730                         7.30
  Information                                                                   624                         9.29
  Money Market                                                                8,736                        10.13
  Pacific Growth                                                              1,338                         7.87
  S&P 500 Index                                                               9,033                         8.89
  Short-Term Bond                                                             2,119                        10.14
  Strategist                                                                  5,778                         9.45
  Utilities                                                                   9,701                         9.33


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                    Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                                 with Death Benefit Combination Option
                                                                   -----------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                                ------------------------------

                                                                       Units Outstanding           Units              Units
                                                                       December 31, 1999           Issued           Redeemed
                                                                      -------------------       ------------      ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                              -                849                  -
  Equity Growth                                                                        -              3,318               (361)
  International Magnum                                                                 -                807                  -
  Mid Cap Value                                                                        -                824                 (1)
  U.S. Real Estate                                                                     -                916                 (8)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                  -             18,589             (1,765)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        -             31,897                 (7)
  AIM V.I. Growth                                                                      -              1,381                  -
  AIM V.I. Value                                                                       -             10,781             (3,867)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                      -                296                  -
  Alliance Growth & Income                                                             -              7,060                  -
  Alliance Premier Growth                                                              -             35,707                (14)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                      -             10,733                  -
  International Growth                                                                 -             31,510                  -
  Voyager                                                                              -              3,191                 (2)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                    -              3,633             (1,686)
  Capital Growth                                                                       -              6,555                (64)
  Competitive Edge, "Best Ideas"                                                       -              1,095                  -
  Dividend Growth                                                                      -              1,400                 (8)
  Equity                                                                               -             22,921             (5,791)
  European Growth                                                                      -              5,026             (1,637)
  Global Dividend Growth                                                               -              2,431                 (1)
  High Yield                                                                           -              1,725                (10)
  Income Builder                                                                       -              1,548                  -
  Money Market                                                                         -             16,713             (2,333)
  Pacific Growth                                                                       -                389                  -
  Quality Income Plus                                                                  -              2,839               (138)
  S&P 500 Index                                                                        -              4,323                 (9)
  Strategist                                                                           -             16,598             (2,665)
  Utilities                                                                            -             10,051             (2,925)


                                                                 Unit activity during 2000:
                                                                 --------------------------

                                                                                                  Accumulated
                                                                      Units Outstanding            Unit Value
                                                                      December 31, 2000          December 31, 2000
                                                                      -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         849                      $  7.22
  Equity Growth                                                                 2,957                         8.24
  International Magnum                                                            807                         9.67
  Mid Cap Value                                                                   823                         9.57
  U.S. Real Estate                                                                908                        10.17

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          16,824                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                31,890                         7.67
  AIM V.I. Growth                                                               1,381                         7.60
  AIM V.I. Value                                                                6,914                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 296                         8.22
  Alliance Growth & Income                                                      7,060                         9.92
  Alliance Premier Growth                                                      35,693                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              10,733                        10.25
  International Growth                                                         31,510                         9.50
  Voyager                                                                       3,189                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                             1,947                         8.97
  Capital Growth                                                                6,491                         9.40
  Competitive Edge, "Best Ideas"                                                1,095                         8.50
  Dividend Growth                                                               1,392                        10.67
  Equity                                                                       17,130                         8.90
  European Growth                                                               3,389                        10.03
  Global Dividend Growth                                                        2,430                        10.43
  High Yield                                                                    1,715                         7.30
  Income Builder                                                                1,548                        10.01
  Money Market                                                                 14,380                        10.13
  Pacific Growth                                                                  389                         7.87
  Quality Income Plus                                                           2,701                        10.45
  S&P 500 Index                                                                 4,314                         8.89
  Strategist                                                                   13,933                         9.45
  Utilities                                                                     7,126                         9.32

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                                     Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                              with Income Benefit Combination Option
                                                                    -----------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                               ---------------------------------

                                                                    Units Outstanding             Units                 Units
                                                                    December 31, 1999             Issued              Redeemed
                                                                   -------------------         ------------         ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                1,500                     -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                8,701                     -

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                                   -                1,410                    (1)
  AIM V.I. Value                                                                    -                2,074                     -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                2,441                     -
  Alliance Growth & Income                                                          -                  636                     -
  Alliance Premier Growth                                                           -                4,401                    (1)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                2,256                     -
  International Growth                                                              -                2,085                     -
  Voyager                                                                           -                1,932                    (1)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                  856                    (2)
  Dividend Growth                                                                   -                1,300                     -
  Equity                                                                            -                1,291                    (1)
  European Growth                                                                   -                  102                     -
  High Yield                                                                        -                  143                     -
  Pacific Growth                                                                    -                1,879                    (1)
  Quality Income Plus                                                               -                2,958                     -
  S&P 500 Index                                                                     -                  636                     -
  Strategist                                                                        -                2,007                    (1)
  Utilities                                                                         -                3,126                    (2)


                                                            Unit activity during 2000:
                                                            --------------------------

                                                                                                Accumulated
                                                                 Units Outstanding                Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    1,500                      $  7.22

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        8,701                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                            1,409                         7.60
  AIM V.I. Value                                                             2,074                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            2,441                         8.22
  Alliance Growth & Income                                                     636                         9.92
  Alliance Premier Growth                                                    4,400                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            2,256                        10.25
  International Growth                                                       2,085                         9.50
  Voyager                                                                    1,931                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                            854                         8.96
  Dividend Growth                                                            1,300                        10.67
  Equity                                                                     1,290                         8.90
  European Growth                                                              102                        10.03
  High Yield                                                                   143                         7.30
  Pacific Growth                                                             1,878                         7.87
  Quality Income Plus                                                        2,958                        10.45
  S&P 500 Index                                                                636                         8.89
  Strategist                                                                 2,006                         9.45
  Utilities                                                                  3,124                         9.32


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                                        Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                             with Income and Death Benefit Combination Option
                                                                      ------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                  --------------------------------

                                                                      Units Outstanding              Units                Units
                                                                      December 31, 1999              Issued              Redeemed
                                                                     -------------------          ------------       -------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                             -                   957                   -
  Equity Growth                                                                       -                 6,591                  (2)
  International Magnum                                                                -                 4,040                   -
  Mid Cap Value                                                                       -                14,053              (7,657)
  U.S. Real Estate                                                                    -                   857                  (7)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                 -                40,969              (6,575)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                       -                13,794              (6,930)
  AIM V.I. Value                                                                      -                12,582              (3,582)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                            -                 4,299              (1,435)
  Alliance Premier Growth                                                             -                16,389              (7,064)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     -                 4,928              (2,356)
  International Growth                                                                -                 5,835                (959)
  Voyager                                                                             -                 1,886                  (1)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                   -                 8,774                (959)
  Capital Growth                                                                      -                 1,105                   -
  Competitive Edge, "Best Ideas"                                                      -                17,289              (9,433)
  Dividend Growth                                                                     -               501,004              (1,575)
  Equity                                                                              -                 6,508                  (3)
  European Growth                                                                     -                 5,366              (2,585)
  High Yield                                                                          -                 4,882              (3,460)
  Income Builder                                                                      -                 2,912                  (1)
  Information                                                                         -                    73                   -
  Money Market                                                                        -                 3,380                  (8)
  Pacific Growth                                                                      -                 2,017              (1,033)
  Quality Income Plus                                                                 -                10,005                 (12)
  S&P 500 Index                                                                       -                 5,537                  (1)
  Short-Term Bond                                                                     -                 8,300                 (34)
  Strategist                                                                          -                 4,200                  (1)
  Utilities                                                                           -               550,775              (3,613)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                  Accumulated
                                                                   Units Outstanding              Unit Value
                                                                   December 31, 2000            December 31, 2000
                                                                   -----------------            -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                        957                      $  7.21
  Equity Growth                                                                6,589                         8.24
  International Magnum                                                         4,040                         9.66
  Mid Cap Value                                                                6,396                         9.56
  U.S. Real Estate                                                               850                        10.16

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         34,394                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                6,864                         7.67
  AIM V.I. Value                                                               9,000                         8.49

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                     2,864                         9.92
  Alliance Premier Growth                                                      9,325                         8.00

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              2,572                        10.24
  International Growth                                                         4,876                         9.49
  Voyager                                                                      1,885                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                            7,815                         8.96
  Capital Growth                                                               1,105                         9.39
  Competitive Edge, "Best Ideas"                                               7,856                         8.50
  Dividend Growth                                                            499,429                        10.67
  Equity                                                                       6,505                         8.90
  European Growth                                                              2,781                        10.02
  High Yield                                                                   1,422                         7.30
  Income Builder                                                               2,911                        10.00
  Information                                                                     73                         9.28
  Money Market                                                                 3,372                        10.12
  Pacific Growth                                                                 984                         7.86
  Quality Income Plus                                                          9,993                        10.45
  S&P 500 Index                                                                5,536                         8.88
  Short-Term Bond                                                              8,266                        10.13
  Strategist                                                                   4,199                         9.44
  Utilities                                                                  547,162                         9.32

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                                      Morgan Stanley Dean Witter Preferred Client Variable Annuity
                                                                      ------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                 ---------------------------------

                                                                       Units Outstanding            Units                  Units
                                                                       December 31, 1999            Issued               Redeemed
                                                                      -------------------        ------------        -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                    -              10,449                  (26)
  Capital Growth                                                                       -              31,812               (1,259)
  Competitive Edge, "Best Ideas"                                                       -               2,666                   (1)
  Dividend Growth                                                                      -              29,130              (26,851)
  Equity                                                                               -              52,752               (1,980)
  European Growth                                                                      -              22,291                 (112)
  Global Dividend Growth                                                               -               2,768                    -
  High Yield                                                                           -               3,974                    -
  Money Market                                                                         -              40,082              (22,477)
  Pacific Growth                                                                       -               3,042                    -
  Quality Income Plus                                                                  -               1,057                   (1)
  S&P 500 Index                                                                        -               1,369                    -
  Short-term Bond                                                                      -               3,068                   (1)
  Strategist                                                                           -              18,492                 (213)
  Utilities                                                                            -               6,093                   (2)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                        -               6,580                  (26)
  Mid Cap Value                                                                        -               5,849                   (2)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                  -              72,443              (27,337)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        -               4,661                   (1)
  AIM V.I. Growth                                                                      -               1,324                   (1)
  AIM V.I. Value                                                                       -              19,411                 (564)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                             -              18,108                    -
  Alliance Premier Growth                                                              -              14,992                 (424)

Investments in the Putnam Variable Trust Sub-Accounts:
  International Growth                                                                 -              52,946                    -
  Voyager                                                                              -              23,494                 (665)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                   Accumulated
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000            December 31, 2000
                                                                    -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                            10,423                     $  10.08
  Capital Growth                                                               30,553                        10.64
  Competitive Edge, "Best Ideas"                                                2,665                         8.62
  Dividend Growth                                                               2,279                        11.13
  Equity                                                                       50,772                         9.09
  European Growth                                                              22,179                         9.93
  Global Dividend Growth                                                        2,768                        10.65
  High Yield                                                                    3,974                         6.69
  Money Market                                                                 17,605                        10.49
  Pacific Growth                                                                3,042                         6.80
  Quality Income Plus                                                           1,056                        11.06
  S&P 500 Index                                                                 1,369                         9.48
  Short-term Bond                                                               3,067                        10.51
  Strategist                                                                   18,279                        10.41
  Utilities                                                                     6,091                        10.00

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                 6,554                         8.98
  Mid Cap Value                                                                 5,847                        11.57

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          45,106                         8.92

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 4,660                         9.01
  AIM V.I. Growth                                                               1,323                         8.23
  AIM V.I. Value                                                               18,847                         8.69

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                     18,108                        11.74
  Alliance Premier Growth                                                      14,568                         8.71

Investments in the Putnam Variable Trust Sub-Accounts:
  International Growth                                                         52,946                         9.44
  Voyager                                                                      22,829                         8.54


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)

                                                               Morgan Stanley Dean Witter Preferred Client Variable Annuity with
                                                             Performance Death Benefit Option or Performance Income Benefit Option
                                                             ---------------------------------------------------------------------

                                                                                                    Unit activity during 2000:
                                                                                                 --------------------------------

                                                                        Units Outstanding           Units                Units
                                                                        December 31, 1999           Issued             Redeemed
                                                                       -------------------       ------------        ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                     -             53,707              (21,986)
  Capital Growth                                                                        -              1,598                    -
  Competitive Edge, "Best Ideas"                                                        -                 25                    -
  Dividend Growth                                                                       -             16,096               (6,477)
  Equity                                                                                -            299,409             (269,460)
  European Growth                                                                       -             31,757              (16,809)
  Global Dividend Growth                                                                -              9,711               (8,739)
  Pacific Growth                                                                        -              6,961                 (632)
  Quality Income Plus                                                                   -                395                    -
  S&P 500 Index                                                                         -                976                   (1)
  Strategist                                                                            -             11,768                   (4)
  Utilities                                                                             -              3,118                   (1)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                               -                 27                    -
  Equity Growth                                                                         -              3,143                   (1)
  International Magnum                                                                  -              3,440                    -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                   -             97,688              (52,975)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                         -                104                    -
  AIM V.I. Growth                                                                       -              5,968               (4,923)
  AIM V.I. Value                                                                        -             12,128                    -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                              -                375                    -
  Alliance Premier Growth                                                               -              7,285                   (3)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                       -              1,093                    -
  International Growth                                                                  -             15,806              (11,415)
  Voyager                                                                               -             11,544                   (7)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                   Accumulated
                                                                     Units Outstanding              Unit Value
                                                                     December 31, 2000            December 31, 2000
                                                                     -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                             31,721                     $  10.07
  Capital Growth                                                                 1,598                        10.62
  Competitive Edge, "Best Ideas"                                                    25                         8.61
  Dividend Growth                                                                9,619                        11.12
  Equity                                                                        29,949                         9.08
  European Growth                                                               14,948                         9.92
  Global Dividend Growth                                                           972                        10.63
  Pacific Growth                                                                 6,329                         6.80
  Quality Income Plus                                                              395                        11.05
  S&P 500 Index                                                                    975                         9.47
  Strategist                                                                    11,764                        10.39
  Utilities                                                                      3,117                         9.99

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           27                         6.17
  Equity Growth                                                                  3,142                         8.97
  International Magnum                                                           3,440                         9.33

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                           44,713                         8.91

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                    104                         9.00
  AIM V.I. Growth                                                                1,045                         8.22
  AIM V.I. Value                                                                12,128                         8.68

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                         375                        11.73
  Alliance Premier Growth                                                        7,282                         8.70

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                1,093                        11.08
  International Growth                                                           4,391                         9.42
  Voyager                                                                       11,537                         8.53


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                  Morgan Stanley Dean Witter Preferred Client Variable Annuity with Performance
                                                         Benefit Combination Option or  Death Benefit Combination Option
                                                  -----------------------------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                                 ------------------------------

                                                                      Units Outstanding             Units              Units
                                                                      December 31, 1999             Issued           Redeemed
                                                                     -------------------         ------------      ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                   -               19,602               (746)
  Capital Growth                                                                      -                6,749                  -
  Competitive Edge, "Best Ideas"                                                      -                2,908                  -
  Dividend Growth                                                                     -               15,278             (7,431)
  Equity                                                                              -               32,395                  -
  European Growth                                                                     -               15,791                  -
  Global Dividend Growth                                                              -                1,561                  -
  Pacific Growth                                                                      -                2,566                  -
  Quality Income Plus                                                                 -                1,309                 (1)
  S&P 500 Index                                                                       -               25,914             (4,143)
  Strategist                                                                          -               13,694             (2,702)
  Utilities                                                                           -                6,335             (2,866)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                             -                2,212                  -
  Equity Growth                                                                       -                  609                  -
  International Magnum                                                                -                6,184             (2,953)
  Mid Cap Value                                                                       -                3,997                 (1)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                 -               54,739             (3,614)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                       -                3,020                  -
  AIM V.I. Growth                                                                     -               15,519                 (4)
  AIM V.I. Value                                                                      -               20,724                  -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                     -                4,003                 (1)
  Alliance Growth & Income                                                            -               16,648             (3,666)
  Alliance Premier Growth                                                             -               16,648                 (6)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     -                4,699             (4,212)
  International Growth                                                                -               22,787                  -
  Voyager                                                                             -               13,026             (4,144)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                  Accumulated
                                                                   Units Outstanding              Unit Value
                                                                   December 31, 2000            December 31, 2000
                                                                   -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           18,856                     $  10.06
  Capital Growth                                                               6,749                        10.61
  Competitive Edge, "Best Ideas"                                               2,908                         8.60
  Dividend Growth                                                              7,847                        11.11
  Equity                                                                      32,395                         9.07
  European Growth                                                             15,791                         9.91
  Global Dividend Growth                                                       1,561                        10.62
  Pacific Growth                                                               2,566                         6.79
  Quality Income Plus                                                          1,308                        11.04
  S&P 500 Index                                                               21,771                         9.46
  Strategist                                                                  10,992                        10.38
  Utilities                                                                    3,469                         9.98

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                      2,212                         6.16
  Equity Growth                                                                  609                         8.96
  International Magnum                                                         3,231                         9.32
  Mid Cap Value                                                                3,996                        11.54

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         51,125                         8.90

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                3,020                         8.99
  AIM V.I. Growth                                                             15,515                         8.21
  AIM V.I. Value                                                              20,724                         8.67

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                              4,002                         8.54
  Alliance Growth & Income                                                    12,982                        11.72
  Alliance Premier Growth                                                     16,642                         8.69

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                487                        11.06
  International Growth                                                        22,787                         9.41
  Voyager                                                                      8,882                         8.52

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

                                     PART C

                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

Northbrook Life Insurance Company Financial Statements and Financial Schedule and Northbrook Variable Annuity Account II Financial Statements are included in Part B of this Registration Statement.

         (b)      EXHIBITS


(1) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

(2)  Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract and Certificate Amendments for the Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 033-35412) dated November 12, 1999).

(b) Income Benefit Combination Rider 2 and Income and Death Benefit Combination Rider 2 (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-93871) dated March 2, 2000).

(5) Form of Application for the Morgan Stanley Dean Witter Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 033-35412) dated November 12, 1999).

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K dated March 30, 1999).

     (b) Amended and Restated By-laws of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K dated March 30,
     1999).

(7)  Not applicable.


(8)  Forms of Participation Agreements:


     (a) Morgan Stanley Dean Witter Variable Investment Series (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28, 2000).

     (b) Universal Institutional Funds, Inc. (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28, 2000).

     (c) AIM Variable Insurance Funds (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28, 2000).

     (d) Alliance Variable Products Series Fund (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28, 2000).

     (e) Putnam Variable Trust (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28,
     2000).

     (f) Van Kampen Life Investment Trust (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28, 2000).

(9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Northbrook Life Insurance Company (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28, 2000).

(10)(a) Independent Auditors' Consent.

    (b) Consent of Foley & Lardner.

(11) Not applicable.

(12) Not applicable.

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 033-35412) dated November 12, 1999).

     (b) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93871) dated January 28, 2000).

(14) Not applicable.

(99) (a) Powers of Attorney for Thomas J. Wilson II, Michael J. Velotta and Samuel H. Pilch (Previously filed in Registrant's Post-effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-93871) dated May 1,
     2000).

     (b) Powers of Attorney for Margaret G. Dyer, Marla G.Friedman, John C. Lounds, J. Kevin McCarthy, and Steven C. Verney filed herewith.


 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, NORTHBROOK LIFE INSURANCE COMPANY


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                Director, President and Chief Executive Officer
                                    (Principal Executive Officer)
Michael J. Velotta                  Director, Vice President, Secretary and General Counsel
Margaret G. Dyer                    Director
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven C. Verney                    Director and Vice President
                                    (Principal Financial Officer)
John R. Hunter                      Vice President
Kevin R. Slawin                     Vice President
Timothy N. Vander Pas               Assistant Vice President
Sarah R. Donahue                    Assistant Vice President
Casey J. Sylla                      Chief Investment Officer
Marla G. Friedman                   Director and Vice President
Karen C. Gardner                    Vice President
Samuel H. Pilch                     Vice Presidnet and Controller
                                    (Principal Accounting Officer)
James P. Zils                       Treasurer
Ronald A. Johnson                   Assistant Vice President
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
Patricia W. Wilson                  Assistant Vice President, Assistant Secretary
                                       and Assistant Treasurer
Joanne M. Derrig                    Assistant Secretary, Assistant General Counsel
                                       and Chief Compliance Officer
Susan L. Lees                       Assistant Secretary
Carol S. Watson                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Errol Cramer                        Corporate Actuary


The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska, 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.



26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840).


27.  NUMBER OF CONTRACT OWNERS


As of January 31, 2001 , there were 94 nonqualified contracts and 41 qualified contracts.


28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is the principal underwriter for the following affiliated investment companies:

         Northbrook Variable Annuity Account
         Northbrook Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account
         Allstate Life of New York Variable Annuity Account II

(b) The directors and officers of the principal underwriter are:

Name and Principal Business                 Positions and Offices
Address* of Each Such Person                with Underwriter


Bruce F. Alonso                           Director, Executive Vice President
John H. Schaefer                          President, Director, Chief Operating Officer
Donald G. Kempf, Jr.                      Director
John J. Mack                              Director
Stephen S. Crawford                       Director
Robert G. Scott                           Director
Philip J. Purcell                         Director, Chairman and Chief Executive Officer
James F. Higgins                          Director
Stephen R. Miller                         Director, Executive Vice President
Mitchell M. Merin                         Director
Michael H. Stone                          Executive Vice President, General Counsel and Secretary
Lee Horwitz                               Senior Vice President and Controller
Joseph G. Siniscalchi                     Director, Executive Vice President
Thomas O'Connell                          Executive Vice President
Frederick J. Frohne                       Executive Vice President
Ronald T. Carman                          Senior Vice President, Associate General
                                             Counsel and Assistant Secretary
Joyce L. Kramer                           Senior Vice President, Deputy General
                                             Counsel and Assistant Secretary
Alexander C. Frank                        Senior Vice President and Treasurer
Charles F. Vadala, Jr.                    Senior Vice President and Chief Financial Officer
Michael T. Cunningham                     Senior Vice President
Lorena J. Kern                            Senior Vice President
Debra M. Aaron                            Vice President
Darlene R. Lockhart                       Vice President
Harvey B. Mogenson                        Vice President
Kevin Mooney                              Vice President
Saul Rosen                                Vice President
Frank G. Skubic                           Vice President
Eileen S. Wallace                         Vice President
Sabrina Hurley                            Assistant Secretary



* The principal business address of Dean Witter Reynolds Inc. is Two World Trade Center, New York, New York 10048.

(c)  Compensation of Dean Witter Reynolds Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.




(1)                     (2)                  (3)            (4)         (5)
                   Net Underwriting
Name of Principal    Discounts and          Compensation on    Brokerage
Underwriter         Commissions                Redemption      Commissions Compensation
------------------------------------------------------------------------------------
Dean Witter

Reynolds Inc.           N/A            N/A           $37,298,111.57      N/A




30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Dean Witter Reynolds Inc., is located at Two World Trade Center, New York, New York 10048.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL
REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Northbrook represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook under the Contracts. Northbrook bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Northbrook to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                        SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 17th day of April, 2001.


                          NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                       (REGISTRANT)

                          BY: NORTHBROOK LIFE INSURANCE COMPANY
                                       (DEPOSITOR)




                                    By: /s/MICHAEL J. VELOTTA
                                            ------------------------------
                                          Michael J. Velotta
                                          Vice President, Secretary and
                                          General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company, on the 17th day of April, 2001.


*/THOMAS J. WILSON, II              President, Chief Executive Officer
Thomas J. Wilson, II                    and Director,
                                    (Principal Executive Officer)


/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                  General Counsel and Director


*/MARGARET G. DYER                  Director
Margaret C. Dyer


*/MARLA G. FRIEDMAN                 Director and Vice President
Marla G. Friedman


*/JOHN C. LOUNDS                    Director
John C. Lounds


*/J. KEVIN MCCARTHY                 Director
J. Kevin McCarthy


*/STEVEN C. VERNEY                  Director and Vice President
Steven C. Verney                    (Principal Financial Officer)


*/SAMUEL H. PILCH                   Vice President and Controller
Samuel H. Pilch                     (Principal Accounting Officer)




*/ By Michael J. Velotta, pursuant to Powers of Attorney filed previously or herewith.

                             EXHIBIT INDEX

EXHIBIT                         DESCRIPTION
------------                   -------------------------
10(a)           Independent Auditor's Consent
10(b)           Consent of Foley & Lardner
99(b)           Powers of Attorney for Margaret G. Dyer, Marla G. Friedman,
                John C. Lounds, J. Kevin McCarthy, and Steven C. Verney